First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 77.6%

Australia - 0.4%
Newcrest Mining Ltd.	9,296,442	176,692,422

Belgium - 1.5%
Groupe Bruxelles Lambert SA	6,813,598	674,002,594

Brazil - 1.4%
Ambev SA, ADR	103,309,902	288,234,627
Cielo SA*	15,267,525	11,468,642
Wheaton Precious Metals Corp.	7,523,631	308,995,525
		608,698,794
Canada - 3.5%
Agnico Eagle Mines Ltd.	3,117,492	217,633,244
Barrick Gold Corp.	11,518,361	257,665,736
Franco-Nevada Corp.	769,497	91,665,672
Imperial Oil Ltd.	10,896,401	207,319,207
Nutrien Ltd.	9,839,567	483,811,509
Power Corp. of Canada	12,261,601	285,456,784
		1,543,552,152
France - 4.7%
Danone SA	10,211,219	679,032,438
Legrand SA	2,350,814	216,009,176
LVMH Moet Hennessy Louis Vuitton SE	264,822	160,110,190
Rexel SA*	11,789,132	179,393,401
Saint Jean Groupe SA*	93,252	3,078,114
Sanofi	4,486,722	421,968,612
Sodexo SA*	3,827,240	340,532,293
Wendel SE	1,067,994	123,297,171
		2,123,421,395
Germany - 0.7%
Brenntag AG	1,553,189	121,666,058
Henkel AG & Co. KGaA (Preference)	1,980,388	205,112,149
		326,778,207
Hong Kong - 2.3%
CK Asset Holdings Ltd.	29,853,500	148,954,589
Guoco Group Ltd.	12,748,580	154,860,774
Hongkong Land Holdings Ltd.	31,759,300	146,420,663
Hysan Development Co. Ltd.	23,322,348	84,578,221
Jardine Matheson Holdings Ltd.	6,979,771	402,294,624
Jardine Strategic Holdings Ltd.	2,819,500	73,278,805
		1,010,387,676
Ireland - 0.3%
CRH plc	3,284,015	135,541,696

Japan - 10.2%
Chofu Seisakusho Co. Ltd.(a)	3,224,200	62,514,293
FANUC Corp.	2,965,800	774,279,207
Hirose Electric Co. Ltd.	1,555,415	244,212,994
Hoshizaki Corp.	2,080,300	184,647,331
Hoya Corp.	1,355,340	173,421,049
Keyence Corp.	580,400	311,605,828
Komatsu Ltd.	6,756,000	185,111,053
Mitsubishi Electric Corp.	21,420,200	326,761,040
Mitsubishi Estate Co. Ltd.	22,303,180	352,836,088
MS&AD Insurance Group Holdings, Inc.	5,705,620	164,158,510
Olympus Corp.	2,001,224	36,183,685
Secom Co. Ltd.	6,337,130	574,201,444
Shimano, Inc.	1,551,090	363,688,653
SMC Corp.	550,656	333,236,591
Sompo Holdings, Inc.	10,690,400	426,892,514
T Hasegawa Co. Ltd.(a)	3,002,800	58,084,877
USS Co. Ltd.	997,600	19,644,354
		4,591,479,511
Mexico - 1.0%
Fomento Economico Mexicano SAB de CV, ADR	2,758,121	187,690,134
Fresnillo plc	12,042,596	162,270,375
Industrias Penoles SAB de CV*	6,401,020	95,785,789
		445,746,298
Norway - 0.3%
Orkla ASA	13,983,441	135,928,541

South Korea - 2.2%
Hyundai Mobis Co. Ltd.*	667,458	189,150,380
Kia Motors Corp.	1,164,136	85,317,401
KT&G Corp.	5,242,098	375,054,338
Lotte Confectionery Co. Ltd.*	161,797	15,106,897
Lotte Corp.	913,277	26,474,617
Namyang Dairy Products Co. Ltd.*(a)	39,989	10,239,555
NAVER Corp.	304,531	92,921,915
Samsung Electronics Co. Ltd. (Preference)	3,025,981	197,346,635
		991,611,738
Sweden - 1.2%
Investor AB, Class A	2,404,983	176,156,671
Investor AB, Class B	3,394,798	249,006,207
Svenska Handelsbanken AB, Class A*	12,783,537	127,439,029
		552,601,907
Switzerland - 2.2%
Cie Financiere Richemont SA (Registered)	6,374,537	592,093,060
Nestle SA (Registered)	3,679,697	412,481,471
		1,004,574,531
Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,862,904	590,940,094

Thailand - 0.4%
Bangkok Bank PCL, NVDR	47,278,400	178,538,395

United Kingdom - 5.6%
Berkeley Group Holdings plc	5,086,651	290,902,002
British American Tobacco plc	18,940,473	688,256,610
Diageo plc	3,750,155	150,558,191
GlaxoSmithKline plc	14,146,132	262,712,134
Linde plc	880,837	215,081,625
Linde plc	828,640	203,348,256

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Investments	Shares	Value ($)
Lloyds Banking Group plc*	437,703,164	196,411,569
Unilever plc	8,267,552	480,584,906
		2,487,855,293
United States - 38.4%
Alleghany Corp.	425,143	240,992,309
Alphabet, Inc., Class A*	134,718	246,178,284
Alphabet, Inc., Class C*	148,554	272,706,520
American Express Co.	3,544,415	412,073,688
Analog Devices, Inc.	2,654,437	391,078,203
Anthem, Inc.	1,357,997	403,297,949
Bank of New York Mellon Corp. (The)	12,108,560	482,283,945
Becton Dickinson and Co.	131,679	34,472,245
Berkshire Hathaway, Inc., Class A*	772	265,645,200
Booking Holdings, Inc.*	165,236	321,273,312
Boston Properties, Inc., REIT	1,627,005	148,496,746
Brown & Brown, Inc.	5,841,695	251,718,637
CH Robinson Worldwide, Inc.(a)	7,172,180	613,651,721
Charles Schwab Corp. (The)	3,586,920	184,869,857
Colgate-Palmolive Co.	7,521,578	586,683,084
Comcast Corp., Class A	20,976,453	1,039,802,775
Cummins, Inc.	1,445,440	338,840,045
Deere & Co.	1,521,989	439,550,423
DENTSPLY SIRONA, Inc.	5,073,941	271,405,104
Douglas Emmett, Inc., REIT	4,379,963	121,368,775
Equity Residential, REIT	3,941,263	242,939,451
Expeditors International of Washington, Inc.	1,672,498	149,722,021
Exxon Mobil Corp.	17,715,752	794,374,320
Facebook, Inc., Class A*	2,242,285	579,249,484
Flowserve Corp.(a)	7,892,216	280,647,201
General Dynamics Corp.	242,088	35,509,468
HCA Healthcare, Inc.	1,665,329	270,582,656
IPG Photonics Corp.*	1,133,211	253,193,334
J G Boswell Co.	2,485	1,528,275
Kraft Heinz Co. (The)	4,743,185	158,944,129
Microsoft Corp.	2,016,253	467,690,046
Mills Music Trust(a)	31,592	1,192,598
Newmont Corp.	8,146,408	485,525,917
NOV, Inc.(a)	23,766,567	294,230,099
Oracle Corp.	19,184,962	1,159,347,254
Philip Morris International, Inc.	8,199,501	653,090,255
PPG Industries, Inc.	784,198	105,639,313
Royal Gold, Inc.	1,259,169	134,579,983
salesforce.com, Inc.*	1,172,000	264,356,320
San Juan Basin Royalty Trust(a)	3,908,035	13,639,042
Schlumberger NV	18,037,405	400,610,765
Scotts Miracle-Gro Co. (The)	423,101	93,678,792
Teradata Corp.*(a)	9,658,435	259,811,901
Texas Instruments, Inc.	2,553,572	423,101,345
Travelers Cos., Inc. (The)	2,389,450	325,682,035
Truist Financial Corp.	4,524,272	217,074,571
UGI Corp.	5,934,226	213,572,794
Union Pacific Corp.	1,349,610	266,507,487
Universal Health Services, Inc., Class B	2,116,279	263,857,666
US Bancorp	6,565,740	281,341,959
W R Berkley Corp.	3,935,721	244,565,703
Wells Fargo & Co.	6,712,587	200,572,100
Weyerhaeuser Co., REIT	13,516,318	421,573,958
Willis Towers Watson plc	1,036,625	210,372,677
		17,234,693,741
TOTAL COMMON STOCKS (Cost $24,138,812,952)		34,813,044,985

Investments	Ounces	Value ($)
COMMODITIES - 11.7%

Gold bullion*
(Cost $3,015,662,623)	2,848,707	5,252,160,615

Investments		Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 1.4%

Indonesia - 0.1%
Republic of Indonesia
8.38%, 3/15/2024	IDR	853,795,000,000	66,399,448

Malaysia - 0.2%
Malaysia Government Bond
3.42%, 8/15/2022	MYR	443,682,000	112,376,099

Mexico - 0.4%
Mex Bonos Desarr Fix Rt
6.50%, 6/9/2022	MXN	1,940,060,000	97,473,369
8.00%, 12/7/2023	MXN	911,940,000	48,879,255
10.00%, 12/5/2024	MXN	536,240,000	31,322,652
			177,675,276
Peru - 0.3%
Republic of Peru
8.20%, 8/12/2026(b)	PEN	318,059,000	117,787,784

Singapore - 0.4%
Republic of Singapore
2.25%, 6/1/2021	SGD	214,847,000	162,744,139

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $627,868,170)			636,982,746

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 0.0%(c)

United States - 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡ (Cost $5,023,229)	5,467,000	5,590,007

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(c)

Switzerland - 0.0%(c)
Cie Financiere Richemont SA, expiring 11/22/2023*
(Cost $–)	12,749,074	4,150,695

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 9.1%

COMMERCIAL PAPER - 8.9%
Amazon.com, Inc.
0.07%, 3/9/2021(d)	24,541,000	24,539,299
American Honda Finance Corp.
0.25%, 2/3/2021(d)	40,612,000	40,611,148
0.24%, 2/5/2021(d)	43,167,000	43,165,724
0.24%, 3/10/2021(d)	35,962,000	35,951,891
0.28%, 3/24/2021(d)	28,988,000	28,976,782
0.28%, 3/25/2021(d)	28,988,000	28,976,574
0.28%, 4/6/2021(d)	26,467,000	26,454,094
Apple, Inc.
0.10%, 2/12/2021(b)(d)	27,970,000	27,969,021
0.08%, 2/17/2021(b)(d)	21,244,000	21,242,957
0.09%, 2/25/2021(b)(d)	45,854,000	45,850,871
0.08%, 3/10/2021(b)(d)	34,759,000	34,755,640
BASF SE
0.23%, 3/22/2021(b)(d)	59,167,000	59,153,582
BNG Bank NV
0.15%, 3/31/2021(b)(d)	46,740,000	46,728,912
CenterPoint Energy, Inc.
0.11%, 2/1/2021(d)	32,089,000	32,088,690
Chevron Corp.
0.07%, 2/23/2021(b)(d)	18,655,000	18,653,873
Dow Chemical Co. (The)
0.20%, 2/9/2021(d)	57,567,000	57,564,362
0.20%, 2/11/2021(d)	38,844,000	38,841,755
0.22%, 2/19/2021(d)	40,428,000	40,423,519
0.18%, 2/24/2021(d)	66,617,000	66,607,570
0.20%, 3/1/2021(d)	42,653,000	42,645,618
0.20%, 3/2/2021(d)	20,001,000	19,997,391
0.20%, 3/3/2021(d)	74,621,000	74,607,046
Emerson Electric Co.
0.11%, 2/23/2021(d)	23,077,000	23,075,446
Entergy Corp.
0.12%, 2/1/2021(b)(d)	30,084,000	30,083,732
Erste Abwicklungsanstalt
0.17%, 2/1/2021(b)(d)	36,979,000	36,978,723
0.17%, 2/2/2021(b)(d)	36,979,000	36,978,630
0.18%, 2/9/2021(b)(d)	59,997,000	59,995,350
0.11%, 3/1/2021(b)(d)	58,343,000	58,337,424
0.16%, 4/12/2021(b)(d)	36,730,000	36,720,020
0.16%, 4/13/2021(b)(d)	28,770,000	28,762,016
FMS Wertmanagement
0.13%, 3/4/2021(b)(d)	62,727,000	62,721,491
0.15%, 4/8/2021(b)(d)	63,542,000	63,525,071
0.15%, 4/19/2021(b)(d)	50,793,000	50,776,069
0.15%, 4/20/2021(b)(d)	43,757,000	43,742,134
0.15%, 4/28/2021(b)(d)	55,095,000	55,073,343
General Motors Financial Co., Inc.
0.30%, 2/1/2021(d)	38,909,000	38,907,949
Hitachi International Treasury Ltd.
0.11%, 2/1/2021(d)	23,706,000	23,705,743
Hydro-Quebec
0.10%, 4/12/2021(b)(d)	68,632,000	68,618,918
0.09%, 4/14/2021(b)(d)	20,420,000	20,415,958
0.10%, 4/15/2021(b)(d)	72,873,000	72,858,385
0.10%, 4/21/2021(d)	36,789,000	36,780,872
0.10%, 4/22/2021(d)	28,533,000	28,526,553
Kreditanstalt fuer Wiederaufbau
0.14%, 2/4/2021(b)(d)	41,667,000	41,666,444
0.13%, 2/8/2021(b)(d)	80,511,000	80,509,122
0.12%, 2/9/2021(b)(d)	32,089,000	32,088,167
0.15%, 2/11/2021(b)(d)	84,180,000	84,177,325
0.11%, 2/25/2021(b)(d)	40,000,000	39,996,400
0.11%, 2/26/2021(b)(d)	34,663,000	34,659,765
0.12%, 3/1/2021(b)(d)	33,084,000	33,080,553
0.17%, 3/15/2021(b)(d)	70,588,000	70,576,529
LVMH Moet Hennessy Louis Vuitton SE
0.12%, 2/3/2021(d)	36,979,000	36,978,538
0.13%, 2/4/2021(d)	58,864,000	58,863,117
0.14%, 2/8/2021(b)(d)	27,795,000	27,794,305
0.17%, 2/12/2021(d)	38,827,000	38,825,641
0.17%, 4/16/2021(d)	23,426,000	23,419,186
Merck & Co., Inc.
0.08%, 2/10/2021(b)(d)	55,468,000	55,466,706
0.11%, 2/16/2021(d)	75,406,000	75,403,285

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
MetLife Short Term Funding LLC
0.13%, 2/1/2021(b)(d)	28,785,000	28,784,760
0.15%, 2/8/2021(b)(d)	17,307,000	17,306,481
0.10%, 3/3/2021(b)(d)	51,994,000	51,988,281
Mitsui & Co. USA, Inc.
0.14%, 2/1/2021(d)	20,056,000	20,055,766
Nederlandse Waterschapsbank NV
0.12%, 2/4/2021(b)(d)	48,186,000	48,185,205
0.12%, 2/22/2021(b)(d)	42,770,000	42,766,607
0.15%, 3/22/2021(b)(d)	52,095,000	52,084,465
Nestle Capital Corp.
0.02%, 3/8/2021(b)(d)	16,314,000	16,313,001
0.04%, 4/1/2021(b)(d)	19,967,000	19,964,593
Nestle Finance International Ltd.
0.07%, 2/11/2021(b)(d)	34,969,000	34,968,027
NRW Bank
0.08%, 2/4/2021(b)(d)	31,210,000	31,209,532
0.17%, 2/16/2021(b)(d)	56,123,000	56,120,053
0.20%, 2/17/2021(b)(d)	36,979,000	36,976,853
0.18%, 2/19/2021(b)(d)	24,250,000	24,248,302
0.11%, 2/22/2021(b)(d)	52,273,000	52,268,714
0.18%, 2/23/2021(b)(d)	24,250,000	24,247,912
0.20%, 2/24/2021(b)(d)	18,490,000	18,488,317
0.18%, 3/2/202(b)(d)	24,250,000	24,247,176
0.12%, 3/26/2021(b)(d)	41,411,000	41,401,531
0.12%, 3/29/2021(b)(d)	41,411,000	41,400,888
0.15%, 4/26/2021(b)(d)	16,893,000	16,886,509
Philip Morris International, Inc.
0.08%, 3/23/2021(d)	22,875,000	22,871,363
PSP Capital, Inc.
0.11%, 2/8/2021(b)(d)	40,155,000	40,154,219
0.13%, 2/10/2021(b)(d)	8,494,000	8,493,802
0.12%, 3/12/2021(b)(d)	34,663,000	34,659,037
0.13%, 3/15/2021(b)(d)	57,539,000	57,531,808
0.12%, 3/18/2021(b)(d)	35,962,000	35,957,109
QUALCOMM, Inc.
0.15%, 2/3/2021(d)	12,795,000	12,794,840
Total Capital Canada Ltd.
0.19%, 2/18/2021(d)	75,844,000	75,840,755
0.18%, 3/8/2021(d)	49,672,000	49,666,180
0.20%, 3/17/2021(b)(d)	68,000,000	67,988,370
Unilever Capital Corp.
0.10%, 2/1/2021(b)(d)	39,486,000	39,485,657
0.10%, 2/2/2021(b)(d)	31,336,000	31,335,624
0.11%, 2/10/2021(d)	21,234,000	21,233,342
UnitedHealth Group, Inc.
0.19%, 2/5/2021(d)	52,000,000	51,998,585
0.21%, 2/19/2021(d)	49,412,000	49,407,734
0.22%, 3/30/2021(b)(d)	38,844,000	38,832,347
Walgreens Boots Alliance, Inc.
0.35%, 2/26/2021(b)(d)	17,000,000	16,996,985
0.40%, 3/2/2021(b)(d)	45,000,000	44,990,680
0.23%, 3/9/2021(b)(d)	37,655,000	37,645,128
0.23%, 3/11/2021(b)(d)	39,867,000	39,855,876
0.26%, 3/23/2021(b)(d)	44,724,000	44,706,815
TOTAL COMMERCIAL PAPER (Cost $3,988,244,673)		3,988,254,458
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills
0.03%, 2/18/2021(d)	62,677,000	62,675,890
0.09%, 3/11/2021(d)	15,000,000	14,999,327
0.09%, 5/20/2021(d)	15,000,000	14,996,681
TOTAL U.S. TREASURY OBLIGATIONS (Cost $92,670,941)		92,671,898

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.01% (e) (Cost $5,972,854)	5,972,854	5,972,854
TOTAL SHORT-TERM INVESTMENTS (Cost $4,086,888,468)		4,086,899,210

Total Investments - 99.8% (Cost $31,874,255,442)		44,798,828,258
Other assets less liabilities - 0.2%		108,597,591
Net Assets - 100.0%		44,907,425,849

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2021 amounted to $2,816,235,884, which represents approximately 6.27% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	The rate shown was the current yield as of January 31, 2021.
(e)	Represents 7-day effective yield as of January 31, 2021.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2021

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	173,437,380	EUR	142,366,000	Goldman Sachs	5/19/2021	263,092
USD	100,418,120	EUR	82,215,000	JPMorgan Chase Bank	6/16/2021	349,475
Total unrealized appreciation						612,567
USD	95,342,946	EUR	80,348,000	HSBC Bank plc	2/17/2021	(2,193,483)
USD	98,800,176	GBP	73,323,000	HSBC Bank plc	2/17/2021	(1,670,091)
USD	13,886,858	GBP	10,166,000	HSBC Bank plc	2/17/2021	(43,024)
USD	95,447,960	EUR	80,348,000	UBS AG	4/14/2021	(2,217,177)
USD	96,796,224	GBP	70,866,000	UBS AG	4/14/2021	(339,969)
USD	121,927,138	EUR	100,241,000	JPMorgan Chase Bank	7/14/2021	(157,780)
Total unrealized depreciation						(6,621,524)
Net unrealized depreciation						(6,008,957)

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2021	Market Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2021	Dividend Income
Common Stock - 4.1%
Japan - 0.8%
Chofu Seisakusho Co. Ltd.	3,224,200	$65,662,564	$-	$-	$-	$(3,148,271)	$62,514,293	$448,411
Hirose Electric Co. Ltd. ^	1,555,415	276,532,947	-	(61,053,991)	17,005,952	11,728,086	244,212,994	-
T Hasegawa Co. Ltd.	3,002,800	58,518,604	-	-	-	(433,727)	58,084,877	51,293
		400,714,115	-	(61,053,991)	17,005,952	8,146,088	364,812,164	499,704

South Korea - 0.0% (a)
Namyang Dairy Products Co. Ltd.*	39,989	9,013,160	-	-	-	1,226,395	10,239,555	30,572

United States - 3.3%
CH Robinson Worldwide, Inc.	7,172,180	634,235,877	-	-	-	(20,584,156)	613,651,721	3,657,812
Flowserve Corp.	7,892,216	229,821,330	-	-	-	50,825,871	280,647,201	1,578,443
Mills Music Trust	31,592	1,168,904	-	-	-	23,694	1,192,598	22,970
NOV, Inc.(b)	23,766,567	199,639,163	-	-	-	94,590,936	294,230,099	-
San Juan Basin Royalty Trust	3,908,035	12,818,355	-	-	-	820,687	13,639,042	360,133
Teradata Corp.*	9,658,435	177,425,451	-	-	-	82,386,450	259,811,901	-
		1,255,109,080	-	-	-	208,063,482	1,463,172,562	5,619,358

Total Common Stock		1,664,836,355	-	(61,053,991)	17,005,952	217,435,965	1,838,224,281	6,149,634

Total		$1,664,836,355	$-	$(61,053,991)	$17,005,952	$217,435,965	$1,838,224,281	$6,149,634

*	Non-income producing security.
^	Represents an unaffiliated issuer as of January 31, 2021.
(a)	Represents less than 0.05% of net assets.
(b)	Formerly known as National Oilwell Varco, Inc.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.1%
Air Freight & Logistics	1.7
Auto Components	0.4
Automobiles	0.2
Banks	2.6
Beverages	1.4
Capital Markets	1.5
Chemicals	2.6
Commercial Services & Supplies	1.3
Commodities	11.7
Construction Materials	0.3
Consumer Finance	0.9
Diversified Financial Services	3.3
Electrical Equipment	1.2
Electronic Equipment, Instruments & Components	1.8
Energy Equipment & Services	1.5
Entertainment	0.0	*
Equity Real Estate Investment Trusts (REITs)	2.1
Food Products	3.2
Foreign Government Securities	1.4
Gas Utilities	0.5
Health Care Equipment & Supplies	1.2
Health Care Providers & Services	2.1
Hotels, Restaurants & Leisure	0.8
Household Durables	0.8
Household Products	1.8
Industrial Conglomerates	1.5
Insurance	4.8
Interactive Media & Services	2.7
Internet & Direct Marketing Retail	0.7
IT Services	0.0	*
Leisure Products	0.8
Machinery	5.6
Media	2.3
Metals & Mining	4.3
Oil, Gas & Consumable Fuels	2.3
Personal Products	1.1
Pharmaceuticals	1.5
Real Estate Management & Development	1.6
Road & Rail	0.6
Semiconductors & Semiconductor Equipment	3.1
Software	4.8
Specialty Retail	0.0	*
Technology Hardware, Storage & Peripherals	0.4
Textiles, Apparel & Luxury Goods	1.7
Tobacco	3.8
Trading Companies & Distributors	0.7
Short-Term Investments	9.1
Total Investments	99.8%

*	Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 72.4%

Australia - 0.4%
Newcrest Mining Ltd.	2,725,136	51,795,179

Belgium - 2.3%
Groupe Bruxelles Lambert SA	3,253,637	321,850,478
Legris Industries SE*‡(a)(b)(c)	905,366	14,898,466
		336,748,944
Brazil - 1.8%
Ambev SA, ADR	55,177,797	153,946,054
Cielo SA*	6,284,449	4,720,745
Wheaton Precious Metals Corp.	2,256,314	92,666,816
		251,333,615
Canada - 5.2%
Agnico Eagle Mines Ltd.	884,893	61,774,700
Barrick Gold Corp.	3,513,293	78,592,365
Franco-Nevada Corp.	224,985	26,801,146
Imperial Oil Ltd.	8,488,821	161,511,644
Nutrien Ltd.	5,482,493	269,574,181
Power Corp. of Canada	6,484,234	150,956,517
		749,210,553
Chile - 1.1%
Cia Cervecerias Unidas SA, ADR(b)	9,392,572	154,507,809

France - 7.0%
Danone SA	5,117,957	340,337,311
Laurent-Perrier(b)	558,938	50,329,802
Legrand SA	851,876	78,276,305
LVMH Moet Hennessy Louis Vuitton SE	30,062	18,175,350
Rexel SA*	7,346,731	111,794,071
Saint Jean Groupe SA*	18,420	608,018
Sanofi	1,976,892	185,923,347
Sodexo SA*	1,804,517	160,558,604
Wendel SE	493,657	56,991,436
		1,002,994,244
Germany - 1.5%
Brenntag AG	880,806	68,996,235
FUCHS PETROLUB SE (Preference)	1,112,385	63,292,109
Henkel AG & Co. KGaA (Preference)	869,245	90,029,181
		222,317,525
Hong Kong - 4.5%
CK Asset Holdings Ltd.	14,681,000	73,251,120
Great Eagle Holdings Ltd.	22,777,700	67,991,472
Guoco Group Ltd.	7,806,340	94,825,922
Hongkong Land Holdings Ltd.	14,249,900	65,696,656
Hysan Development Co. Ltd.	17,500,405	63,465,013
Jardine Matheson Holdings Ltd.	3,892,300	224,341,367
Jardine Strategic Holdings Ltd.	1,911,000	49,666,890
		639,238,440
Ireland - 0.5%
CRH plc	1,586,739	65,489,742

Japan - 18.8%
As One Corp.	709,140	104,008,210
Chofu Seisakusho Co. Ltd.(b)	1,829,100	35,464,578
Daiichikosho Co. Ltd.(b)	2,866,280	98,887,847
FANUC Corp.	1,490,940	389,238,600
Hirose Electric Co. Ltd.	919,830	144,420,902
Hoshizaki Corp.	932,800	82,795,284
Hoya Corp.	558,630	71,478,891
Kansai Paint Co. Ltd.	3,559,930	104,786,696
Keyence Corp.	255,000	136,904,697
Komatsu Ltd.	3,814,300	104,509,930
Maezawa Kasei Industries Co. Ltd.	305,800	2,776,533
Mitsubishi Electric Corp.	10,867,500	165,781,627
Mitsubishi Estate Co. Ltd.	13,600,150	215,154,239
MS&AD Insurance Group Holdings, Inc.	2,490,000	71,640,714
Nagaileben Co. Ltd.	1,687,224	48,941,343
Olympus Corp.	840,372	15,194,579
Secom Co. Ltd.	2,777,800	251,693,870
Shimano, Inc.	710,470	166,585,999
SK Kaken Co. Ltd.	87,561	32,183,861
SMC Corp.	255,490	154,613,074
Sompo Holdings, Inc.	6,347,500	253,470,425
T Hasegawa Co. Ltd.	1,906,436	36,877,282
USS Co. Ltd.	425,500	8,378,782
Yokogawa Electric Corp.	13,600	294,010
		2,696,081,973
Mexico - 1.4%
Fomento Economico Mexicano SAB de CV, ADR	1,601,427	108,977,107
Fresnillo plc	3,669,671	49,447,718
Grupo Mexico SAB de CV, Series B	566,938	2,429,379
Industrias Penoles SAB de CV*	2,246,692	33,619,824
		194,474,028
Netherlands - 1.1%
HAL Trust	608,905	86,595,661
Royal Dutch Shell plc, Class A	3,808,849	70,538,178
		157,133,839
Norway - 0.9%
Orkla ASA	13,188,419	128,200,388

Singapore - 1.8%
ComfortDelGro Corp. Ltd.	20,481,815	24,303,422
Haw Par Corp. Ltd.(b)	19,447,213	163,732,900
United Overseas Bank Ltd.	828,500	14,556,595
UOL Group Ltd.	9,410,800	51,660,538
		254,253,455
South Korea - 4.3%
Fursys, Inc.*(b)	872,463	23,039,887
Hyundai Mobis Co. Ltd.*	413,440	117,164,425
Kia Motors Corp.	550,114	40,316,850

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Investments	Shares	Value ($)
KT&G Corp.	2,525,785	180,711,353
Lotte Confectionery Co. Ltd.*	104,605	9,766,912
Lotte Corp.	772,717	22,399,980
Namyang Dairy Products Co. Ltd.*	22,950	5,876,561
Namyang Dairy Products Co. Ltd. (Preference)*(b)	27,183	4,423,603
NAVER Corp.	126,327	38,546,311
NongShim Co. Ltd.	203,663	51,331,079
Samsung Electronics Co. Ltd. (Preference)	1,863,921	121,560,095
		615,137,056
Sweden - 2.7%
Industrivarden AB, Class C*	1,572,517	50,011,012
Investor AB, Class A	1,362,742	99,816,129
Investor AB, Class B	2,096,088	153,746,680
Svenska Handelsbanken AB, Class A*	8,041,032	80,161,016
		383,734,837
Switzerland - 3.5%
Cie Financiere Richemont SA (Registered)	2,792,597	259,387,827
Nestle SA (Registered)	2,199,560	246,563,167
		505,950,994
Taiwan - 2.1%
Taiwan Secom Co. Ltd.	8,545,694	26,356,039
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,219,495	269,713,032
		296,069,071
Thailand - 0.8%
Bangkok Bank PCL, NVDR	21,880,059	82,626,117
Thai Beverage PCL	52,214,985	32,331,036
		114,957,153
Turkey - 0.2%
AG Anadolu Grubu Holding A/S	7,894,093	29,257,136

United Kingdom - 8.3%
Berkeley Group Holdings plc	1,972,051	112,780,213
British American Tobacco plc	8,470,873	307,813,555
Diageo plc	1,711,810	68,724,364
GlaxoSmithKline plc	7,145,873	132,708,188
Great Portland Estates plc, REIT	971,781	8,656,029
Hiscox Ltd.*	7,851,225	100,142,250
Linde plc	555,620	135,670,564
Lloyds Banking Group plc*	217,111,612	97,425,004
Unilever plc	3,732,928	216,991,541
		1,180,911,708
United States - 2.2%
Newmont Corp.	2,780,992	165,747,123
Royal Gold, Inc.	394,697	42,185,216
Willis Towers Watson plc	535,349	108,643,726
		316,576,065
TOTAL COMMON STOCKS (Cost $7,071,587,370)		10,346,373,754

Investments	Ounces	Value ($)
COMMODITIES - 10.8%

Gold bullion*
(Cost $799,500,107)	836,267	1,541,826,189

Investments		Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 2.2%

Indonesia - 0.2%
Republic of Indonesia
8.38%, 3/15/2024	IDR	267,431,000,000	20,798,050

Malaysia - 0.3%
Malaysia Government Bond
3.42%, 8/15/2022	MYR	181,499,000	45,970,198

Mexico - 0.5%
Mex Bonos Desarr Fix Rt
6.50%, 6/9/2022	MXN	668,090,000	33,566,479
8.00%, 12/7/2023	MXN	377,210,000	20,218,154
10.00%, 12/5/2024	MXN	366,710,000	21,420,129
			75,204,762
Peru - 0.3%
Republic of Peru
8.20%, 8/12/2026(d)	PEN	129,984,000	48,137,381

Singapore - 0.9%
Republic of Singapore
2.25%, 6/1/2021	SGD	85,183,000	64,525,146
3.13%, 9/1/2022	SGD	84,179,000	66,168,344
			130,693,490
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $314,799,431)			320,803,881

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(e)

Switzerland - 0.0%(e)
Cie Financiere Richemont SA, expiring 11/22/2023*

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Investments	Number of Warrants	Value ($)
(Cost $–)	5,585,194	1,818,363

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 14.5%

COMMERCIAL PAPER - 14.2%
Amazon.com, Inc.
0.07%, 3/9/2021(f)	25,459,000	25,457,235
American Honda Finance Corp.
0.25%, 2/3/2021(f)	16,388,000	16,387,656
0.24%, 2/5/2021(f)	21,196,000	21,195,374
0.24%, 3/10/2021(f)	14,038,000	14,034,054
0.28%, 3/24/2021(f)	6,012,000	6,009,673
0.28%, 3/25/2021(f)	6,012,000	6,009,630
0.28%, 4/6/2021(f)	13,533,000	13,526,401
Apple, Inc.
0.10%, 2/12/2021(d)(f)	22,030,000	22,029,229
0.09%, 2/25/2021(d)(f)	16,146,000	16,144,898
0.08%, 3/10/2021(d)(f)	25,241,000	25,238,560
BASF SE
0.23%, 3/22/2021(d)(f)	20,833,000	20,828,275
BNG Bank NV
0.15%, 3/31/2021(d)(f)	11,460,000	11,457,281
Chevron Corp.
0.07%, 2/23/2021(d)(f)	6,345,000	6,344,617
Dow Chemical Co. (The)
0.20%, 2/9/2021(f)	16,533,000	16,532,242
0.20%, 2/11/2021(f)	11,156,000	11,155,356
0.22%, 2/19/2021(f)	20,672,000	20,669,709
0.20%, 3/1/2021(f)	8,847,000	8,845,469
0.20%, 3/2/2021(f)	41,299,000	41,291,548
0.20%, 3/3/2021(f)	25,379,000	25,374,254
Emerson Electric Co.
0.11%, 2/23/2021(f)	13,066,000	13,065,120
0.11%, 3/5/2021(f)	30,000,000	29,997,025
Erste Abwicklungsanstalt
0.17%, 2/1/2021(d)(f)	63,021,000	63,020,527
0.17%, 2/2/2021(d)(f)	63,021,000	63,020,370
0.18%, 2/9/2021(d)(f)	44,303,000	44,301,782
0.11%, 3/1/2021(d)(f)	41,657,000	41,653,018
0.16%, 4/12/2021(d)(f)	13,270,000	13,266,394
0.16%, 4/13/2021(d)(f)	11,230,000	11,226,884
FMS Wertmanagement
0.13%, 3/4/2021(d)(f)	27,273,000	27,270,605
0.15%, 4/8/2021(d)(f)	36,458,000	36,448,287
0.15%, 4/19/2021(d)(f)	46,707,000	46,691,431
0.15%, 4/20/2021(d)(f)	31,243,000	31,232,385
0.15%, 4/28/2021(d)(f)	19,905,000	19,897,176
Hydro-Quebec
0.10%, 4/12/2021(d)(f)	30,368,000	30,362,212
0.09%, 4/14/2021(d)(f)	14,580,000	14,577,114
0.10%, 4/15/2021(d)(f)	26,327,000	26,321,720
0.10%, 4/21/2021(f)	14,361,000	14,357,827
0.10%, 4/22/2021(f)	31,071,000	31,063,980
Kreditanstalt fuer Wiederaufbau
0.14%, 2/4/2021(d)(f)	7,333,000	7,332,902
0.13%, 2/8/2021(d)(f)	18,489,000	18,488,569
0.12%, 2/9/2021(d)(f)	22,911,000	22,910,405
0.15%, 2/11/2021(d)(f)	28,207,000	28,206,104
0.11%, 2/26/2021(d)(f)	15,337,000	15,335,569
0.12%, 3/1/2021(d)(f)	16,916,000	16,914,237
0.17%, 3/15/2021(d)(f)	29,412,000	29,407,220
LVMH Moet Hennessy Louis Vuitton SE
0.12%, 2/3/2021(f)	13,021,000	13,020,837
0.13%, 2/4/2021(f)	28,903,000	28,902,567
0.14%, 2/8/2021(d)(f)	16,555,000	16,554,586
0.17%, 2/12/2021(f)	12,961,000	12,960,546
0.17%, 4/16/2021(f)	25,510,000	25,502,580
LVMH Moet Hennessy Louis Vuitton, Inc.
0.17%, 2/22/2021(d)(f)	25,000,000	24,998,283
Merck & Co., Inc.
0.08%, 2/10/2021(d)(f)	18,515,000	18,514,568
0.11%, 2/16/2021(f)	21,194,000	21,193,237
MetLife Short Term Funding LLC
0.13%, 2/1/2021(d)(f)	17,145,000	17,144,857
0.15%, 2/8/2021(d)(f)	9,800,000	9,799,706
0.10%, 3/3/2021(d)(f)	23,006,000	23,003,470
Nederlandse Waterschapsbank NV
0.12%, 2/4/2021(d)(f)	11,814,000	11,813,805

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
0.15%, 3/22/2021(d)(f)	47,905,000	47,895,313
Nestle Capital Corp.
0.02%, 3/8/2021(d)(f)	33,686,000	33,683,938
0.04%, 4/1/2021(d)(f)	9,583,000	9,581,844
Nestle Finance International Ltd.
0.07%, 2/11/2021(d)(f)	40,031,000	40,029,887
NRW Bank
0.08%, 2/4/2021(d)(f)	10,615,000	10,614,841
0.17%, 2/16/2021(d)(f)	22,877,000	22,875,799
0.20%, 2/17/2021(d)(f)	63,021,000	63,017,341
0.18%, 2/19/2021(d)(f)	25,000,000	24,998,250
0.11%, 2/22/2021(d)(f)	22,727,000	22,725,136
0.18%, 2/23/2021(d)(f)	25,000,000	24,997,847
0.20%, 2/24/2021(d)(f)	31,510,000	31,507,132
0.18%, 3/2/2021(d)(f)	25,000,000	24,997,089
0.12%, 3/26/2021(d)(f)	8,589,000	8,587,036
0.12%, 3/29/2021(d)(f)	8,589,000	8,586,903
0.15%, 4/26/2021(d)(f)	8,107,000	8,103,885
Philip Morris International, Inc.
0.08%, 3/23/2021(f)	13,125,000	13,122,913
PSP Capital, Inc.
0.11%, 2/8/2021(d)(f)	9,845,000	9,844,809
0.13%, 2/10/2021(d)(f)	11,506,000	11,505,732
0.12%, 3/12/2021(d)(f)	15,337,000	15,335,246
0.13%, 3/15/2021(d)(f)	22,461,000	22,458,192
0.12%, 3/18/2021(d)(f)	14,038,000	14,036,091
QUALCOMM, Inc.
0.15%, 2/3/2021(f)	21,805,000	21,804,727
Total Capital Canada Ltd.
0.19%, 2/18/2021(f)	23,142,000	23,141,010
0.18%, 3/8/2021(f)	28,126,000	28,122,704
0.20%, 3/17/2021(d)(f)	17,000,000	16,997,093
Unilever Capital Corp.
0.10%, 2/1/2021(d)(f)	35,164,000	35,163,695
0.10%, 2/2/2021(d)(f)	18,664,000	18,663,776
0.11%, 2/10/2021(f)	28,766,000	28,765,108
UnitedHealth Group, Inc.
0.19%, 2/5/2021(f)	13,000,000	12,999,646
0.21%, 2/19/2021(f)	20,588,000	20,586,223
0.22%, 3/30/2021(d)(f)	11,156,000	11,152,653
Walgreens Boots Alliance, Inc.
0.40%, 3/2/2021(d)(f)	40,000,000	39,991,716
0.23%, 3/9/2021(d)(f)	27,345,000	27,337,831
0.23%, 3/11/2021(d)(f)	19,133,000	19,127,661
0.26%, 3/23/2021(d)(f)	9,276,000	9,272,436
TOTAL COMMERCIAL PAPER (Cost $2,029,932,295)		2,029,940,869
U.S. TREASURY OBLIGATIONS - 0.3%
U.S. Treasury Bills
0.03%, 2/18/2021(f)	21,973,000	21,972,611
0.09%, 3/11/2021(f)	10,000,000	9,999,551
0.09%, 5/20/2021(f)	10,000,000	9,997,787
TOTAL U.S. TREASURY OBLIGATIONS (Cost $41,969,242)		41,969,949

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(e)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.01% (g) (Cost $5,753,161)	5,753,161	5,753,161
TOTAL SHORT-TERM INVESTMENTS (Cost $2,077,654,698)		2,077,663,979

Total Investments - 99.9% (Cost $10,263,541,606)		14,288,486,166
Other assets less liabilities - 0.1%		12,546,532
Net Assets - 100.0%		14,301,032,698

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021 amounted to $14,898,466, which represents approximately 0.10% of net assets of the Fund.
(b)	Affiliated company as defined under the Investment Company Act of 1940.
(c)	Represents a security that is subject to legal or contractual restrictions on resale.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2021 amounted to $1,512,983,599, which represents approximately 10.58% of net assets of the Fund.
(e)	Represents less than 0.05% of net assets.
(f)	The rate shown was the current yield as of January 31, 2021.
(g)	Represents 7-day effective yield as of January 31, 2021.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Restricted Securities	Acquisition Date	Cost	Carrying Value Per Share/Principal
Legris Industries SE	04/30/04	$23,433,066	$16.46

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2021
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	93,662,715	EUR	76,883,000	Goldman Sachs	5/19/2021	$142,080
USD	5,781,847	EUR	4,699,000	JPMorgan Chase Bank	6/16/2021	62,421
USD	48,952,385	EUR	40,118,000	JPMorgan Chase Bank	6/16/2021	122,440
Total unrealized appreciation						326,941
USD	49,863,169	EUR	42,021,000	HSBC Bank plc	2/17/2021	(1,147,164)
USD	42,717,335	GBP	31,702,000	HSBC Bank plc	2/17/2021	(722,082)
USD	5,278,263	GBP	3,864,000	HSBC Bank plc	2/17/2021	(16,353)
USD	49,918,091	EUR	42,021,000	UBS AG	4/14/2021	(1,159,556)
USD	42,550,673	GBP	31,152,000	UBS AG	4/14/2021	(149,447)
USD	64,007,460	EUR	52,623,000	JPMorgan Chase Bank	7/14/2021	(82,829)
Total unrealized depreciation						(3,277,431)
Net unrealized depreciation						$(2,950,490)

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysia Ringgit
NVDR	Non-Voting Depositary Receipt
PEN	Peruvian Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund Consolidated

Schedule of Investments
January 31, 2021 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2021	Market Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2021	Dividend Income
Common Stock - 3.1%
Belgium - 0.1%
Legris Industries SE*‡ (a)(c)	905,366	$8,129,690	$-	$-	$-	$6,768,776	$14,898,466	$-

Chile - 0.7%
Cia Cervecerias Unidas SA	9,392,572	101,064,075	-	-	-	53,443,734	154,507,809	877,767

France - 0.3%
Laurent-Perrier	558,938	45,954,829	-	-	-	4,374,973	50,329,802	-

Japan - 0.9%
Chofu Seisakusho Co. Ltd.	1,829,100	37,250,603	-	-	-	(1,786,025)	35,464,578	254,385
Daiichikosho Co. Ltd.	2,866,280	91,899,275	5,851,903	-	-	1,136,669	98,887,847	-
		129,149,878	5,851,903	-	-	(649,356)	134,352,425	254,385
Singapore – 0.9%
Haw Par Corp. Ltd.	19,447,213	133,533,111	-	-	-	30,199,789	163,732,900	-

South Korea - 0.2%
Fursys, Inc.*	872,463	22,683,276	-	-	-	356,611	23,039,887	667,008
Namyang Dairy Products Co. Ltd. (Preference)*	27,183	3,228,542	-	-	-	1,195,061	4,423,603	21,821
		25,911,818	-	-	-	1,551,672	27,463,490	688,829

Total Common Stock		443,743,401	5,851,903	-	-	95,689,588	545,284,892	1,820,981

Total		$443,743,401	$5,851,903	$-	$-	$95,689,588	$545,284,892	$1,820,981

* Non-income producing security.

‡ Value determined using significant unobservable inputs.

(a)Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021 amounted to $14,898,466 which represents approximately 0.10% of net assets of the Fund.

(c) Represents a security that is subject to legal or contractual restrictions on resale.

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Overseas Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Auto Components	0.8%
Automobiles	0.3
Banks	1.9
Beverages	4.0
Building Products	0.0	*
Chemicals	4.5
Commercial Services & Supplies	2.1
Commodities	10.8
Construction Materials	0.5
Consumer Finance	0.1
Diversified Financial Services	5.4
Electrical Equipment	1.7
Electronic Equipment, Instruments & Components	2.0
Entertainment	0.7
Equity Real Estate Investment Trusts (REITs)	0.1
Food Products	5.5
Foreign Government Securities	2.2
Health Care Equipment & Supplies	0.9
Health Care Providers & Services	0.7
Hotels, Restaurants & Leisure	1.1
Household Durables	1.0
Household Products	0.6
Industrial Conglomerates	2.9
Insurance	4.8
Interactive Media & Services	0.3
IT Services	0.0	*
Leisure Products	1.2
Machinery	5.1
Metals & Mining	4.2
Oil, Gas & Consumable Fuels	1.6
Personal Products	1.5
Pharmaceuticals	3.4
Real Estate Management & Development	3.8
Road & Rail	0.2
Semiconductors & Semiconductor Equipment	1.9
Specialty Retail	0.1
Technology Hardware, Storage & Peripherals	0.8
Textiles, Apparel & Luxury Goods	2.0
Tobacco	3.4
Trading Companies & Distributors	1.3
Short-Term Investments	14.5
Total Investments	99.9%

* Less than 0.05%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 77.5%

Aerospace & Defense - 0.2%
General Dynamics Corp.	12,035	1,765,294

Air Freight & Logistics - 3.1%
CH Robinson Worldwide, Inc.	326,601	27,943,982
Expeditors International of Washington, Inc.	89,172	7,982,677
		35,926,659
Banks - 2.9%
Truist Financial Corp.	234,829	11,267,096
US Bancorp	345,798	14,817,444
Wells Fargo & Co.	247,457	7,394,015
		33,478,555
Capital Markets - 3.1%
Bank of New York Mellon Corp. (The)	662,458	26,385,702
Charles Schwab Corp. (The)	186,176	9,595,511
		35,981,213
Chemicals - 3.0%
Linde plc (United Kingdom)	43,296	10,624,838
Nutrien Ltd. (Canada)	291,774	14,346,528
PPG Industries, Inc.	36,734	4,948,437
Scotts Miracle-Gro Co. (The)	19,143	4,238,452
		34,158,255
Consumer Finance - 1.5%
American Express Co.	143,823	16,720,862

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class A*	40	13,764,000

Electronic Equipment, Instruments & Components - 1.1%
IPG Photonics Corp.*	59,026	13,188,179

Energy Equipment & Services - 2.4%
NOV, Inc.	965,034	11,947,121
Schlumberger NV	719,018	15,969,390
		27,916,511
Equity Real Estate Investment Trusts (REITs) - 3.2%
Boston Properties, Inc.	64,068	5,847,486
Douglas Emmett, Inc.	177,655	4,922,820
Equity Residential	161,312	9,943,272
Weyerhaeuser Co.	536,268	16,726,199
		37,439,777
Food Products - 0.6%
Kraft Heinz Co. (The)	206,681	6,925,880

Gas Utilities - 0.7%
UGI Corp.	238,495	8,583,435

Health Care Equipment & Supplies - 1.6%
Becton Dickinson and Co.	5,020	1,314,186
DENTSPLY SIRONA, Inc.	316,174	16,912,147
		18,226,333
Health Care Providers & Services - 4.4%
Anthem, Inc.	64,857	19,261,232
HCA Healthcare, Inc.	98,362	15,981,857
Universal Health Services, Inc., Class B	123,366	15,381,273
		50,624,362
Household Products - 3.2%
Colgate-Palmolive Co.	479,090	37,369,020

Insurance - 6.9%
Alleghany Corp.	42,526	24,105,863
Brown & Brown, Inc.	396,625	17,090,571
Travelers Cos., Inc. (The)	124,572	16,979,164
W R Berkley Corp.	253,572	15,756,964
Willis Towers Watson plc	30,394	6,168,158
		80,100,720
Interactive Media & Services - 5.1%
Alphabet, Inc., Class A*	7,298	13,336,073
Alphabet, Inc., Class C*	7,454	13,683,606
Facebook, Inc., Class A*	120,766	31,197,481
		58,217,160
Internet & Direct Marketing Retail - 1.4%
Booking Holdings, Inc.*	8,032	15,616,859

Machinery - 4.6%
Cummins, Inc.	72,632	17,026,393
Deere & Co.	79,087	22,840,326
Flowserve Corp.	378,708	13,466,857
		53,333,576
Media - 4.1%
Comcast Corp., Class A	955,308	47,354,618

Metals & Mining - 3.4%
Agnico Eagle Mines Ltd. (Canada)	82,024	5,726,125
Barrick Gold Corp. (Canada)	311,133	6,960,045
Franco-Nevada Corp. (Canada)	21,527	2,564,386
Newcrest Mining Ltd. (Australia)	236,346	4,492,100
Newmont Corp.	261,386	15,578,606
Royal Gold, Inc.	37,823	4,042,522
		39,363,784
Oil, Gas & Consumable Fuels - 2.8%
Exxon Mobil Corp.	710,372	31,853,080

Road & Rail - 1.5%
Union Pacific Corp.	89,296	17,633,281

Semiconductors & Semiconductor Equipment - 3.7%
Analog Devices, Inc.	143,380	21,124,175
Texas Instruments, Inc.	128,555	21,300,278
		42,424,453
Software - 8.8%
Microsoft Corp.	115,611	26,817,127

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2021 (unaudited)

Investments	Shares	Value ($)
Oracle Corp.	843,321	50,961,888
salesforce.com, Inc.*	49,128	11,081,312
Teradata Corp.*	463,744	12,474,714
		101,335,041
Tobacco - 3.0%
Philip Morris International, Inc.	435,178	34,661,928

TOTAL COMMON STOCKS (Cost $567,115,691)		893,962,835

Investments	Ounces	Value ($)
COMMODITIES - 11.8%

Gold bullion* (Cost $79,442,806)	73,531	135,568,926

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 1.7%

Banks - 1.1%
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 3/8/2021(a)(b)	12,404,000	12,436,002

Health Care Equipment & Supplies - 0.0%(c)
Bausch & Lomb, Inc.
7.13%, 8/1/2028‡	600,000	613,500

Oil, Gas & Consumable Fuels - 0.6%
CITGO Petroleum Corp.
6.25%, 8/15/2022(d)	6,542,000	6,526,299

TOTAL CORPORATE BONDS (Cost $19,389,215)		19,575,801

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.4%

Oil, Gas & Consumable Fuels - 1.4%
Enterprise Products Partners LP	526,087	10,642,740
Magellan Midstream Partners LP	130,508	5,802,386

TOTAL MASTER LIMITED PARTNERSHIPS (Cost $15,806,262)		16,445,126

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 7.8%

COMMERCIAL PAPER - 3.0%
CenterPoint Energy, Inc.
0.11%, 2/1/2021(e)	7,810,000	7,809,924
Entergy Corp.
0.12%, 2/1/2021(d)(e)	7,322,000	7,321,935
General Motors Financial Co., Inc.
0.30%, 2/1/2021(e)	9,469,000	9,468,744
Hitachi International Treasury Ltd. (Japan)
0.11%, 2/1/2021(e)	5,770,000	5,769,938
Mitsui & Co. USA, Inc.
0.14%, 2/1/2021(e)	4,881,000	4,880,943
TOTAL COMMERCIAL PAPER (Cost $35,252,000)		35,251,484

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.01% (f)
(Cost $20,165)	20,165	20,165

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 4.8%
U.S. Treasury Bills
0.08%, 3/2/2021(e)	20,000,000	19,999,114
0.09%, 3/11/2021(e)	20,000,000	19,999,102
0.07%, 5/20/2021(e)	15,000,000	14,996,681
TOTAL U.S. TREASURY OBLIGATIONS (Cost $54,993,847)		54,994,897

TOTAL SHORT-TERM INVESTMENTS (Cost $90,266,012)		90,266,546

Total Investments - 100.2% (Cost $772,019,986)		1,155,819,234
Liabilities in excess of other assets - (0.2%)		(2,319,049)
Net Assets - 100.0%		1,153,500,185

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2021 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Perpetual security. The rate reflected was the rate in effect on January 31, 2021. The maturity date reflects the next call date.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2021.
(c)	Represents less than 0.05% of net assets.
(d)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2021 amounted to $13,848,234, which represents approximately 1.20% of net assets of the Fund.
(e)	The rate shown was the current yield as of January 31, 2021.
(f)	Represents 7-day effective yield as of January 31, 2021.

Abbreviations
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle U.S. Value Fund

Consolidated Schedule of Investments

January 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.2%
Air Freight & Logistics	3.1
Banks	4.0
Capital Markets	3.1
Chemicals	3.0
Commodities	11.8
Consumer Finance	1.5
Diversified Financial Services	1.2
Electronic Equipment, Instruments & Components	1.1
Energy Equipment & Services	2.4
Equity Real Estate Investment Trusts (REITs)	3.2
Food Products	0.6
Gas Utilities	0.7
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	4.4
Household Products	3.2
Insurance	6.9
Interactive Media & Services	5.1
Internet & Direct Marketing Retail	1.4
Machinery	4.6
Media	4.1
Metals & Mining	3.4
Oil, Gas & Consumable Fuels	4.8
Road & Rail	1.5
Semiconductors & Semiconductor Equipment	3.7
Software	8.8
Tobacco	3.0
Short-Term Investments	7.8
Total Investments	100.2%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 61.3%

Australia - 3.2%
Newcrest Mining Ltd.	4,036,076	76,711,503

Brazil - 5.2%
Wheaton Precious Metals Corp.	2,965,286	121,784,296

Canada - 34.3%
Agnico Eagle Mines Ltd.	1,217,341	84,983,015
Alamos Gold, Inc., Class A	9,110,996	73,101,716
B2Gold Corp.	17,612,461	87,046,533
Barrick Gold Corp.	6,871,570	153,717,021
Dundee Precious Metals, Inc.(a)	11,632,740	73,958,300
Franco-Nevada Corp.	427,322	50,904,368
Kinross Gold Corp.	2,275,478	15,882,836
Kirkland Lake Gold Ltd.	2,522,700	96,942,700
MAG Silver Corp.*	3,280,988	64,067,465
Novagold Resources, Inc.*	9,965,761	90,887,740
Orla Mining Ltd.*	3,995,382	17,246,928
		808,738,622
Mexico - 3.7%
Fresnillo plc	4,984,311	67,162,098
Industrias Penoles SAB de CV*	1,403,600	21,003,674
		88,165,772
Tanzania, United Republic of - 1.3%
AngloGold Ashanti Ltd., ADR	1,286,240	30,175,190

United States - 13.6%
Newmont Corp.	3,988,123	237,692,131
Royal Gold, Inc.	784,174	83,812,517
		321,504,648
TOTAL COMMON STOCKS (Cost $846,440,018)		1,447,080,031

Investments	Ounces	Value ($)
COMMODITIES - 24.6%

Gold bullion*	271,261	500,123,513
Silver bullion*	3,035,001	81,611,473
TOTAL COMMODITIES (Cost $401,673,556)		581,734,986

Investments	Number of Rights	Value ($)
RIGHTS - 0.2%

Canada - 0.2%
Pan American Silver Corp., CVR, expiring 2/22/2029*
(Cost $45,973,716)	6,835,667	5,263,464

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 13.6%

COMMERCIAL PAPER - 13.6%
Apple, Inc.
0.08%, 2/17/2021(b)(c)	35,506,000	35,504,258
CenterPoint Energy, Inc.
0.11%, 2/1/2021(c)	24,796,000	24,795,760
Dow Chemical Co. (The)
0.18%, 2/24/2021(c)	33,383,000	33,378,274
Emerson Electric Co.
0.11%, 2/23/2021(c)	3,857,000	3,856,740
Entergy Corp.
0.12%, 2/1/2021(b)(c)	23,246,000	23,245,793
Export Development Corp.
0.07%, 2/22/2021(c)	23,400,000	23,398,815
General Motors Financial Co., Inc.
0.30%, 2/1/2021(c)	30,065,000	30,064,188
Hitachi International Treasury Ltd.
0.11%, 2/1/2021(c)	18,318,000	18,317,802
Kreditanstalt fuer Wiederaufbau
0.11%, 2/23/2021(b)(c)	25,000,000	24,997,917
LVMH Moet Hennessy Louis Vuitton SE
0.17%, 2/12/2021(c)	18,212,000	18,211,363
Merck & Co., Inc.
0.08%, 2/10/2021(b)(c)	26,017,000	26,016,393
MetLife Short Term Funding LLC
0.15%, 2/8/2021(b)(c)	2,893,000	2,892,913
Mitsui & Co. USA, Inc.
0.14%, 2/1/2021(c)	15,497,000	15,496,819
Nederlandse Waterschapsbank NV
0.12%, 2/22/2021(b)(c)	32,230,000	32,227,443
Total Capital Canada Ltd.
0.18%, 3/8/2021(c)	8,302,000	8,301,027
TOTAL COMMERCIAL PAPER (Cost $320,708,812)		320,705,505

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(d)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.01% (e) (Cost $11,375)	11,375	11,375
TOTAL SHORT-TERM INVESTMENTS (Cost $320,720,187)		320,716,880

Total Investments - 99.7% (Cost $1,614,807,477)		2,354,795,361
Other assets less liabilities - 0.3%		6,259,638
Net Assets - 100.0%		2,361,054,999

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2021 amounted to $144,884,717, which represents approximately 6.14% of net assets of the Fund.
(c)	The rate shown was the current yield as of January 31, 2021.
(d)	Represents less than 0.05% of net assets.
(e)	Represents 7-day effective yield as of January 31, 2021.

Abbreviations
ADR	American Depositary Receipt
CVR	Contingent Value Rights

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Commodities	24.6%
Metals & Mining	61.5
Short-Term Investments	13.6
Total Investments	99.7%

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Gold Fund
Consolidated Schedule of Investments
January 31, 2021 (unaudited)

Affiliated Securities

Security Description	Shares at January 31, 2021	Market Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value January 31, 2021	Dividend Income
Common Stock — 3.1%
Canada — 3.1%
Dundee Precious Metals, Inc.	11,632,740	$75,809,420	$1,243,944	$-	$-	$(3,095,064)	$73,958,300	$294,641
Total Common Stock		75,809,420	1,243,944	-	-	(3,095,064)	73,958,300	294,641
Total		$75,809,420	$1,243,944	$-	$-	$(3,095,064)	$73,958,300	$294,641

See Notes to Consolidated Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 62.3%

Belgium - 2.2%
Groupe Bruxelles Lambert SA	277,053	27,406,143

Brazil - 1.2%
Ambev SA, ADR	3,604,077	10,055,375
Cielo SA*	454,929	341,733
Wheaton Precious Metals Corp.(a)	111,232	4,568,298
		14,965,406
Canada - 3.6%
Agnico Eagle Mines Ltd.	88,353	6,167,955
Franco-Nevada Corp.	38,495	4,585,684
Imperial Oil Ltd.	287,984	5,479,297
Nutrien Ltd.(a)	251,917	12,386,759
Power Corp. of Canada	692,979	16,132,930
		44,752,625
Chile - 1.3%
Cia Cervecerias Unidas SA, ADR	988,140	16,254,903
Quinenco SA	200,388	368,155
		16,623,058
France - 4.6%
Danone SA	394,081	26,205,861
Legrand SA	27,145	2,494,272
Sanofi	151,208	14,220,857
Sodexo SA*	136,670	12,160,342
Wendel SE	15,480	1,787,126
		56,868,458
Germany - 1.8%
Brenntag AG	81,151	6,356,807
FUCHS PETROLUB SE (Preference)	143,667	8,174,317
Henkel AG & Co. KGaA (Preference)	72,310	7,489,269
		22,020,393
Hong Kong - 5.1%
CK Asset Holdings Ltd.	2,196,000	10,956,983
Great Eagle Holdings Ltd.	1,749,774	5,223,078
Guoco Group Ltd.	204,700	2,486,551
Hongkong Land Holdings Ltd.	1,344,900	6,200,425
Hysan Development Co. Ltd.	1,193,083	4,326,702
Jardine Matheson Holdings Ltd.	505,700	29,147,144
Mandarin Oriental International Ltd.*	3,005,400	5,246,608
		63,587,491
Japan - 3.7%
FANUC Corp.	45,100	11,774,224
Komatsu Ltd.	153,000	4,192,124
Mitsubishi Electric Corp.	565,200	8,622,017
MS&AD Insurance Group Holdings, Inc.	24,300	699,144
Secom Co. Ltd.	148,400	13,446,386
Sompo Holdings, Inc.	162,600	6,492,996
USS Co. Ltd.	30,700	604,532
Yokogawa Electric Corp.	1,500	32,428
		45,863,851
Malaysia - 0.1%
British American Tobacco Malaysia Bhd.	338,800	1,095,290

Mexico - 0.9%
Fomento Economico Mexicano SAB de CV, ADR	88,911	6,050,393
Fresnillo plc	366,501	4,938,491
Grupo Mexico SAB de CV, Series B	37,296	159,817
		11,148,701
Netherlands - 0.4%
HAL Trust	38,287	5,445,001

Norway - 1.1%
Orkla ASA	1,384,485	13,458,134

Singapore - 0.5%
ComfortDelGro Corp. Ltd.	2,623,900	3,113,482
UOL Group Ltd.	666,500	3,658,748
		6,772,230
South Korea - 2.1%
Kia Motors Corp.	16,078	1,178,327
KT&G Corp.	268,019	19,175,851
Samsung Electronics Co. Ltd. (Preference)	91,052	5,938,175
		26,292,353
Spain - 0.2%
Zardoya Otis SA	366,424	2,411,320

Sweden - 2.0%
Industrivarden AB, Class C*	189,168	6,016,141
Investor AB, Class A	169,584	12,421,440
Svenska Handelsbanken AB, Class A*	630,573	6,286,180
		24,723,761
Switzerland - 3.8%
Cie Financiere Richemont SA (Registered)	195,516	18,160,325
Nestle SA (Registered)	256,690	28,774,073
		46,934,398
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	49,810	6,052,911

Thailand - 0.9%
Bangkok Bank PCL, NVDR	1,644,800	6,211,292
Thai Beverage PCL	7,735,100	4,789,503
		11,000,795
Turkey - 0.4%
Coca-Cola Icecek A/S	466,883	4,712,058

United Kingdom - 8.2%
Berkeley Group Holdings plc	146,085	8,354,499

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2021 (unaudited)

Investments	Shares	Value ($)
British American Tobacco plc	745,163	27,077,643
Diageo plc	109,223	4,384,997
GlaxoSmithKline plc	689,315	12,801,479
Great Portland Estates plc, REIT	91,890	818,500
Hiscox Ltd.*	600,597	7,660,605
Linde plc	22,140	5,406,116
Linde plc	21,286	5,223,584
Lloyds Banking Group plc*	9,349,373	4,195,366
Unilever plc	454,539	26,421,918
		102,344,707
United States - 17.7%
3M Co.(a)	14,600	2,564,636
American Express Co.(a)	34,581	4,020,387
Analog Devices, Inc.(a)	25,614	3,773,711
Anthem, Inc.(a)	31,144	9,249,145
Bank of New York Mellon Corp. (The)(a)	255,989	10,196,042
Becton Dickinson and Co.	3,767	986,163
Boston Properties, Inc., REIT	58,543	5,343,220
CH Robinson Worldwide, Inc.(a)	115,489	9,881,239
Colgate-Palmolive Co.(a)	255,488	19,928,064
Cummins, Inc.	9,924	2,326,384
Deere & Co.	19	5,487
Douglas Emmett, Inc., REIT	154,077	4,269,474
Equity Residential, REIT(a)	127,768	7,875,619
Exxon Mobil Corp.(a)	572,716	25,680,585
General Dynamics Corp.	7,297	1,070,324
Kraft Heinz Co. (The)(a)	188,824	6,327,492
Microsoft Corp.(a)	21,517	4,991,083
Oracle Corp.(a)	183,344	11,079,478
Philip Morris International, Inc.(a)	274,614	21,873,005
PPG Industries, Inc.(a)	13,417	1,807,404
Royal Gold, Inc.	46,901	5,012,779
Schlumberger NV(a)	448,673	9,965,027
Texas Instruments, Inc.(a)	62,488	10,353,637
Travelers Cos., Inc. (The)(a)	75,357	10,271,159
Truist Financial Corp.(a)	45,797	2,197,340
UGI Corp.	145,946	5,252,596
Union Pacific Corp.	11,663	2,303,093
US Bancorp(a)	135,381	5,801,076
Wells Fargo & Co.(a)	312,627	9,341,295
Weyerhaeuser Co., REIT(a)	206,931	6,454,178
		220,201,122
TOTAL COMMON STOCKS (Cost $704,731,469)		774,680,206

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 15.2%

Australia - 0.2%
Nufarm Australia Ltd.
5.75%, 4/30/2026(b)	2,633,000	2,712,200

Canada - 0.2%
Open Text Corp.
3.88%, 2/15/2028(b)	1,106,000	1,133,650
Open Text Holdings, Inc.
4.13%, 2/15/2030(b)	774,000	812,468
		1,946,118
Germany - 0.6%
Fresenius Medical Care US Finance, Inc.
5.75%, 2/15/2021(b)	2,494,000	2,498,516
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026(b)(c)	3,879,000	4,014,765
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027(b)(c)	1,336,632	1,418,922
		7,932,203
Mexico - 0.7%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028(b)	8,252,000	8,433,544

Netherlands - 0.4%
NXP BV
4.63%, 6/1/2023(b)	4,400,000	4,799,825

Poland - 0.1%
CANPACK SA
3.13%, 11/1/2025(b)	420,000	426,825
2.38%, 11/1/2027(b)	601,000	750,312
		1,177,137
United Kingdom - 0.1%
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025(d)	1,655,000	1,818,570

United States - 12.9%
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.35%), 0.56%, 5/21/2021(d)	2,699,000	2,701,256
ACCO Brands Corp.
5.25%, 12/15/2024(b)	6,882,000	7,071,255
Aircastle Ltd.
5.50%, 2/15/2022	4,919,000	5,150,901
4.40%, 9/25/2023	984,000	1,055,295
American Tower Corp.
REIT, 2.40%, 3/15/2025	115,000	121,568
AMN Healthcare, Inc.
4.63%, 10/1/2027(b)	1,109,000	1,151,974
Andeavor Logistics LP
3.50%, 12/1/2022	111,000	111,152
Aramark Services, Inc.
5.00%, 4/1/2025(b)	1,541,000	1,582,915

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
4.75%, 6/1/2026	1,076,000	1,098,865
5.00%, 2/1/2028(b)	194,000	202,265
BWX Technologies, Inc.
5.38%, 7/15/2026(b)	704,000	728,027
Carnival Corp.
11.50%, 4/1/2023(b)	738,000	837,327
Centene Corp.
4.75%, 1/15/2025	5,199,000	5,333,914
4.25%, 12/15/2027	1,355,000	1,433,434
4.63%, 12/15/2029	684,000	758,354
3.38%, 2/15/2030	1,113,000	1,165,868
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(b)	350,000	365,312
Charter Communications Operating LLC
4.91%, 7/23/2025	1,021,000	1,177,020
CITGO Petroleum Corp.
6.25%, 8/15/2022(b)	13,847,000	13,813,767
7.00%, 6/15/2025(b)	3,378,000	3,423,772
CommScope, Inc.
5.50%, 3/1/2024(b)	563,000	577,714
Conagra Brands, Inc.
9.75%, 3/1/2021	967,000	973,417
Crown Americas LLC
4.50%, 1/15/2023	3,626,000	3,802,767
CVS Health Corp.
(ICE LIBOR USD 3 Month + 0.72%), 0.95%, 3/9/2021(d)	963,000	963,706
DCP Midstream Operating LP
4.75%, 9/30/2021(b)	4,084,000	4,135,050
6.45%, 11/3/2036(b)	1,545,000	1,718,812
Dell International LLC
5.85%, 7/15/2025(b)	2,000,000	2,375,438
6.02%, 6/15/2026(b)	3,103,000	3,745,919
Delta Air Lines, Inc.
4.50%, 10/20/2025(b)	6,155,158	6,577,666
Energizer Holdings, Inc.
4.75%, 6/15/2028(b)	46,000	47,941
4.38%, 3/31/2029(b)	354,000	361,965
EW Scripps Co. (The)
5.13%, 5/15/2025(b)	3,870,000	3,947,400
Foot Locker, Inc.
8.50%, 1/15/2022	2,494,000	2,643,640
GameStop Corp.
10.00%, 3/15/2023(b)	658,000	687,199
HCA, Inc.
4.50%, 2/15/2027	1,085,000	1,259,171
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030(b)	7,522,000	7,973,320
REIT, 4.50%, 2/15/2031(b)	1,151,000	1,176,990
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(b)	4,015,000	4,182,827
4.88%, 11/1/2026(b)	803,000	833,112
Level 3 Financing, Inc.
3.75%, 7/15/2029(b)	128,000	128,705
Lumen Technologies, Inc.
Series S, 6.45%, 6/15/2021	1,331,000	1,352,629
Meredith Corp.
6.88%, 2/1/2026	1,716,000	1,735,133
Mileage Plus Holdings LLC
6.50%, 6/20/2027(b)	3,324,031	3,635,659
NortonLifeLock, Inc.
3.95%, 6/15/2022	1,020,000	1,037,850
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(b)	3,300,000	3,374,580
5.88%, 9/30/2027(b)	3,343,000	3,557,621
Scripps Escrow II, Inc.
5.38%, 1/15/2031(b)	64,000	64,640
SEG Holding LLC
5.63%, 10/15/2028(b)	5,461,000	5,821,426
Spectrum Brands, Inc.
5.75%, 7/15/2025	1,520,000	1,566,816
Sprint Communications, Inc.
6.00%, 11/15/2022	1,800,000	1,934,190
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(b)	3,107,000	3,292,131
5.13%, 8/1/2030(b)	2,000,000	2,193,050
Teleflex, Inc.
4.63%, 11/15/2027	824,000	871,273
T-Mobile USA, Inc.
6.00%, 4/15/2024	2,698,000	2,727,624
Truist Financial Corp.
Series N, (5 Year US Treasury Rate + 3.00%), 4.80%, 9/1/2024(d)(e)	2,170,000	2,264,200
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 1/15/2026	1,648,000	1,680,960
Series 2020-1, Class A, 5.88%, 10/15/2027	4,044,795	4,517,686
Valvoline, Inc.
4.25%, 2/15/2030(b)	224,000	234,080
3.63%, 6/15/2031(b)	511,000	512,916
Vulcan Materials Co.
(ICE LIBOR USD 3 Month + 0.65%), 0.88%, 3/1/2021(d)	3,834,000	3,835,188
Wachovia Capital Trust III
(ICE LIBOR USD 3 Month + 0.93%, 5.57% Floor), 5.57%, 3/8/2021(d)(e)	6,773,000	6,790,474
WESCO Distribution, Inc.
5.38%, 6/15/2024	578,000	591,005
7.13%, 6/15/2025(b)	1,780,000	1,936,809
7.25%, 6/15/2028(b)	2,136,000	2,399,508
Western Digital Corp.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
4.75%, 2/15/2026	4,523,000	5,005,468
		160,329,916
TOTAL CORPORATE BONDS (COST $180,179,344)		189,149,513

Investments	Ounces	Value ($)
COMMODITIES - 8.6%

Gold bullion*
(Cost $71,533,113)	57,789	106,544,816

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 6.4%

U.S. Treasury Notes
1.13%, 6/30/2021	14,554,000	14,615,400
2.13%, 6/30/2022	14,139,200	14,541,836
1.63%, 12/15/2022	7,400,000	7,608,414
2.63%, 6/30/2023	12,267,700	13,002,324
2.63%, 12/31/2023	7,100,000	7,605,043
2.50%, 1/31/2024	8,788,900	9,397,600
1.75%, 6/30/2024	6,250,000	6,572,754
1.75%, 12/31/2024	6,133,000	6,481,095
		79,824,466
TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,064,799)		79,824,466

Investments	Shares	Value ($)
MASTER LIMITED PARTNERSHIPS - 1.7%

United States - 1.7%
Enterprise Products Partners LP(a)	618,646	12,515,209
Magellan Midstream Partners LP	193,935	8,622,350
TOTAL MASTER LIMITED PARTNERSHIPS (COST $20,135,116)		21,137,559

Investments	Shares	Value ($)
PREFERRED STOCKS - 1.4%

United States - 1.4%
Charles Schwab Corp. (The), Series C 6.00%, 03/05/21(e)	99,775	2,551,247
Charles Schwab Corp. (The), Series D 5.95%, 06/01/21(e)	46,239	1,194,816
General American Investors Co., Inc., Series B 5.95%, 03/05/21(e)	4,712	126,659
MetLife, Inc., Series A(ICE LIBOR USD 3 Month + 1.00%, 4.00% Floor), 4.00%, 03/05/21(d)(e)	67,936	1,737,803
Northern Trust Corp., Series E 4.70%, 01/01/25(e)	101,453	2,718,940
State Street Corp., Series G(ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/26(d)(e)	24,946	712,208
Truist Financial Corp., Series R 4.75%, 09/01/25(e)	124,350	3,256,726
US Bancorp, Series B(ICE LIBOR USD 3 Month + 0.60%), 3.50%, 03/05/21(d)(e)	90,050	2,166,603
US Bancorp, Series F(ICE LIBOR USD 3 Month + 4.47%), 6.50%, 01/15/22(d)(e)	110,325	2,888,309
TOTAL PREFERRED STOCKS (COST $16,841,052)		17,353,311

Investments	Shares	Value ($)
CLOSED END FUNDS - 0.8%

United Kingdom - 0.8%
Caledonia Investments plc (Cost $9,687,777)	275,700	10,244,132

Investments		Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 0.5%

Indonesia - 0.2%
Republic of Indonesia
8.38%, 3/15/2024	IDR	24,460,000,000	1,902,249

Mexico - 0.3%
Mex Bonos Desarr Fix Rt
8.00%, 12/7/2023	MXN	68,770,000	3,686,017

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,628,394)			5,588,266

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS - 0.4%

United States - 0.4%
Osum Production Corp., 1st Lien Term Loan B-EXT
(ICE LIBOR USD 3 Month + 7.50%), 8.50%, 7/31/2022‡(d) (Cost $4,240,871)	4,276,406	4,169,495

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
CONVERTIBLE PREFERRED STOCKS - 0.2%

United States - 0.2%
Wells Fargo & Co.
Series L, $1000 par, 7.50%(e) (Cost $2,929,994)	2,000	2,888,000

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(f)

Switzerland - 0.0%(f)
Cie Financiere Richemont SA, expiring 11/22/2023*
(Cost $–)	391,032	127,308

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 2.4%

COMMERCIAL PAPER - 2.4%
CenterPoint Energy, Inc.
0.11%, 2/1/2021(g)	6,628,000	6,627,936
Entergy Corp.
0.12%, 2/1/2021(b)(g)	6,214,000	6,213,945
General Motors Financial Co., Inc.
0.30%, 2/1/2021(g)	8,036,000	8,035,783
Hitachi International Treasury Ltd.
0.11%, 2/1/2021(g)	4,896,000	4,895,947
Mitsui & Co. USA, Inc.
0.14%, 2/1/2021(g)	4,142,000	4,141,952
TOTAL COMMERCIAL PAPER (Cost $29,916,000)		29,915,563

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(f)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.01% (h) (Cost $2,015)	2,015	2,015

TOTAL SHORT-TERM INVESTMENTS (Cost $29,918,015)		29,917,578
Total Investments - 99.9% (Cost $1,123,889,944)		1,241,624,650
Other assets less liabilities - 0.1%		1,677,548
Net Assets - 100.0%		1,243,302,198

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2021 (unaudited)

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	All or a portion of the security pledged as collateral for call options written.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2021 amounted to $127,884,064, which represents approximately 10.29% of net assets of the Fund.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2021.
(e)	Perpetual security. The rate reflected was the rate in effect on January 31, 2021. The maturity date reflects the next call date.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown was the current yield as of January 31, 2021.
(h)	Represents 7-day effective yield as of January 31, 2021.

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2021 (unaudited)

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2021
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,690,629	EUR	5,492,000	Goldman Sachs	5/19/2021	$10,149
USD	3,524,145	EUR	2,886,000	JPMorgan Chase Bank	6/16/2021	11,428
Total unrealized appreciation						21,577
USD	3,708,203	EUR	3,125,000	HSBC Bank plc	2/17/2021	(85,312)
USD	2,174,809	GBP	1,614,000	HSBC Bank plc	2/17/2021	(36,762)
USD	405,705	GBP	297,000	HSBC Bank plc	2/17/2021	(1,257)
USD	692,770	EUR	589,000	JPMorgan Chase Bank	3/17/2021	(22,697)
USD	3,712,288	EUR	3,125,000	UBS AG	4/14/2021	(86,233)
USD	2,806,935	GBP	2,055,000	UBS AG	4/14/2021	(9,860)
USD	5,001,590	EUR	4,112,000	JPMorgan Chase Bank	7/14/2021	(6,472)
Total unrealized depreciation						(248,593)
Net unrealized depreciation						$(227,016)

Written Call Options Contracts as of January 31, 2021

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
3M Co.	Exchange Traded	71	USD	(1,247,186)	USD	180.00	3/19/2021	(40,115)
3M Co.	Exchange Traded	75	USD	(1,317,450)	USD	185.00	2/19/2021	(11,475)
American Express Co.	Exchange Traded	108	USD	(1,255,608)	USD	140.00	3/19/2021	(8,640)
American Express Co.	Exchange Traded	27	USD	(313,902)	USD	160.00	3/19/2021	(1,350)
American Express Co.	Exchange Traded	106	USD	(1,232,356)	USD	160.00	4/16/2021	(2,968)
Analog Devices, Inc.	Exchange Traded	93	USD	(1,370,169)	USD	155.00	2/19/2021	(25,017)
Anthem, Inc.	Exchange Traded	40	USD	(1,187,920)	USD	350.00	3/19/2021	(5,000)
Anthem, Inc.	Exchange Traded	40	USD	(1,187,920)	USD	390.00	6/18/2021	(10,400)
Anthem, Inc.	Exchange Traded	40	USD	(1,187,920)	USD	420.00	6/18/2021	(5,100)
Bank of New York Mellon Corp. (The)	Exchange Traded	336	USD	(1,338,288)	USD	50.00	3/19/2021	(3,360)
CH Robinson Worldwide, Inc.	Exchange Traded	146	USD	(1,249,176)	USD	120.00	5/21/2021	(3,650)
CH Robinson Worldwide, Inc.	Exchange Traded	133	USD	(1,137,948)	USD	120.00	6/18/2021	(13,300)
Colgate-Palmolive Co.	Exchange Traded	140	USD	(1,092,000)	USD	90.00	2/19/2021	(980)
Colgate-Palmolive Co.	Exchange Traded	143	USD	(1,115,400)	USD	95.00	5/21/2021	(2,503)
Colgate-Palmolive Co.	Exchange Traded	150	USD	(1,170,000)	USD	100.00	5/21/2021	(1,950)
Enterprise Products Partners LP	Exchange Traded	582	USD	(1,177,386)	USD	25.00	6/18/2021	(24,444)
Equity Residential	Exchange Traded	213	USD	(1,312,932)	USD	75.00	4/16/2021	(11,183)
Equity Residential	Exchange Traded	194	USD	(1,195,816)	USD	75.00	7/16/2021	(25,220)
Exxon Mobil Corp.	Exchange Traded	294	USD	(1,318,296)	USD	60.00	2/19/2021	(1,764)
Exxon Mobil Corp.	Exchange Traded	320	USD	(1,434,880)	USD	60.00	3/19/2021	(6,080)
Exxon Mobil Corp.	Exchange Traded	341	USD	(1,529,044)	USD	60.00	4/16/2021	(11,253)
Exxon Mobil Corp.	Exchange Traded	627	USD	(2,811,468)	USD	60.00	5/21/2021	(35,739)
Exxon Mobil Corp.	Exchange Traded	320	USD	(1,434,880)	USD	65.00	5/21/2021	(9,920)
Exxon Mobil Corp.	Exchange Traded	320	USD	(1,434,880)	USD	65.00	6/18/2021	(13,440)
Kraft Heinz Co. (The)	Exchange Traded	400	USD	(1,340,400)	USD	40.00	4/16/2021	(11,200)
Microsoft Corp.	Exchange Traded	54	USD	(1,252,584)	USD	275.00	4/16/2021	(11,880)
Microsoft Corp.	Exchange Traded	54	USD	(1,252,584)	USD	275.00	6/18/2021	(29,970)
Nutrien Ltd.	Exchange Traded	282	USD	(1,386,594)	USD	55.00	3/19/2021	(23,406)
Nutrien Ltd.	Exchange Traded	255	USD	(1,253,835)	USD	60.00	3/19/2021	(5,610)
Nutrien Ltd.	Exchange Traded	255	USD	(1,253,835)	USD	60.00	6/18/2021	(25,500)
Oracle Corp.	Exchange Traded	205	USD	(1,238,815)	USD	75.00	2/19/2021	(1,435)
Oracle Corp.	Exchange Traded	228	USD	(1,377,804)	USD	75.00	3/19/2021	(5,130)

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2021 (unaudited)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value ($)
Oracle Corp.	Exchange Traded	207	USD	(1,250,901)	USD	75.00	6/18/2021	(16,767)
Oracle Corp.	Exchange Traded	207	USD	(1,250,901)	USD	75.00	9/17/2021	(31,050)
Philip Morris International, Inc.	Exchange Traded	172	USD	(1,369,980)	USD	90.00	3/19/2021	(8,256)
Philip Morris International, Inc.	Exchange Traded	155	USD	(1,234,575)	USD	95.00	2/19/2021	(775)
Philip Morris International, Inc.	Exchange Traded	155	USD	(1,234,575)	USD	100.00	3/19/2021	(1,394)
Philip Morris International, Inc.	Exchange Traded	155	USD	(1,234,575)	USD	100.00	6/18/2021	(6,200)
PPG Industries, Inc.	Exchange Traded	88	USD	(1,185,448)	USD	165.00	5/21/2021	(6,380)
Schlumberger NV	Exchange Traded	775	USD	(1,721,275)	USD	25.00	3/19/2021	(68,975)
Schlumberger NV	Exchange Traded	717	USD	(1,592,457)	USD	27.50	2/19/2021	(8,604)
Schlumberger NV	Exchange Traded	558	USD	(1,239,318)	USD	30.00	2/19/2021	(3,906)
Schlumberger NV	Exchange Traded	558	USD	(1,239,318)	USD	30.00	3/19/2021	(13,392)
Schlumberger NV	Exchange Traded	519	USD	(1,152,699)	USD	30.00	5/21/2021	(36,330)
Taiwan Semiconductor Manufacturing Co. Ltd.	Exchange Traded	143	USD	(1,737,736)	USD	130.00	2/19/2021	(38,610)
Texas Instruments, Inc.	Exchange Traded	84	USD	(1,391,796)	USD	180.00	3/19/2021	(20,916)
Texas Instruments, Inc.	Exchange Traded	77	USD	(1,275,813)	USD	185.00	3/19/2021	(12,397)
Texas Instruments, Inc.	Exchange Traded	79	USD	(1,308,951)	USD	195.00	3/19/2021	(5,530)
Texas Instruments, Inc.	Exchange Traded	79	USD	(1,308,951)	USD	195.00	4/16/2021	(10,665)
Travelers Cos., Inc. (The)	Exchange Traded	98	USD	(1,335,740)	USD	150.00	2/19/2021	(4,116)
Travelers Cos., Inc. (The)	Exchange Traded	186	USD	(2,535,180)	USD	150.00	4/16/2021	(40,920)
Travelers Cos., Inc. (The)	Exchange Traded	96	USD	(1,308,480)	USD	150.00	7/16/2021	(43,200)
Truist Financial Corp.	Exchange Traded	225	USD	(1,079,550)	USD	52.50	2/19/2021	(6,750)
Truist Financial Corp.	Exchange Traded	225	USD	(1,079,550)	USD	52.50	3/19/2021	(20,025)
US Bancorp	Exchange Traded	346	USD	(1,482,610)	USD	50.00	3/19/2021	(11,072)
Wells Fargo & Co.	Exchange Traded	465	USD	(1,389,420)	USD	40.00	3/19/2021	(5,580)
Wells Fargo & Co.	Exchange Traded	449	USD	(1,341,612)	USD	45.00	5/21/2021	(6,735)
Wells Fargo & Co.	Exchange Traded	449	USD	(1,341,612)	USD	45.00	6/18/2021	(11,674)
Weyerhaeuser Co.	Exchange Traded	415	USD	(1,294,385)	USD	32.00	4/16/2021	(78,850)
Weyerhaeuser Co.	Exchange Traded	397	USD	(1,238,243)	USD	37.00	2/19/2021	(3,970)
Weyerhaeuser Co.	Exchange Traded	397	USD	(1,238,243)	USD	37.00	7/16/2021	(41,685)
Wheaton Precious Metals Corp.	Exchange Traded	250	USD	(1,026,750)	USD	65.00	3/19/2021	(3,750)
Total Written Options Contracts (Premiums Received ($1,179,372))								(957,456)

Abbreviations
ADR	American Depositary Receipt
EUR	Euro
Fix Rt	Fixed Rate
GBP	British Pound
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
NVDR	Non-Voting Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle Global Income Builder Fund
Schedule of Investments
January 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.2%
Air Freight & Logistics	0.8
Airlines	1.3
Auto Components	0.4
Automobiles	0.1
Banks	4.5
Beverages	3.8
Biotechnology	0.2
Capital Markets	1.4
Chemicals	2.9
Closed-ended Funds	0.0	*
Commercial Services & Supplies	1.9
Commodities	8.6
Communications Equipment	0.0	*
Construction Materials	0.3
Consumer Finance	0.3
Containers & Packaging	0.4
Diversified Financial Services	5.8
Diversified Telecommunication Services	0.1
Electrical Equipment	0.9
Electronic Equipment, Instruments & Components	0.0	*
Energy Equipment & Services	0.8
Equity Real Estate Investment Trusts (REITs)	2.7
Food & Staples Retailing	0.5
Food Products	7.1
Foreign Government Securities	0.5
Gas Utilities	0.4
Health Care Equipment & Supplies	0.1
Health Care Providers & Services	1.8
Hotels, Restaurants & Leisure	1.5
Household Durables	1.1
Household Products	2.4
Industrial Conglomerates	2.8
Insurance	3.5
IT Services	0.0	*
Life Sciences Tools & Services	0.0	*
Machinery	1.7
Media	0.6
Metals & Mining	2.0
Oil, Gas & Consumable Fuels	6.4
Personal Products	2.1
Pharmaceuticals	2.2
Professional Services	0.1
Real Estate Management & Development	2.4
Road & Rail	0.4
Semiconductors & Semiconductor Equipment	2.0
Software	1.5
Specialty Retail	0.3
Technology Hardware, Storage & Peripherals	1.4
Textiles, Apparel & Luxury Goods	1.5
Tobacco	5.6
Trading Companies & Distributors	1.4
U.S. Treasury Obligations	6.4
Wireless Telecommunication Services	0.4
Short-Term Investments	2.4
Total Investments	99.9%

* Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
January 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 86.2%

Australia - 0.7%
Nufarm Australia Ltd.
5.75%, 4/30/2026(a)	1,721,000	1,772,768

Canada - 5.8%
Clearwater Seafoods, Inc.
6.88%, 5/1/2025(a)	2,516,000	2,646,832
GFL Environmental, Inc.
4.00%, 8/1/2028(a)	617,000	610,830
Kinross Gold Corp.
4.50%, 7/15/2027	1,868,000	2,163,415
Kronos Acquisition Holdings, Inc.
7.00%, 12/31/2027(a)	932,000	952,970
MEG Energy Corp.
5.88%, 2/1/2029(a)	155,000	153,837
Open Text Corp.
5.88%, 6/1/2026(a)	94,000	97,741
3.88%, 2/15/2028(a)	2,190,000	2,244,750
Precision Drilling Corp.
7.75%, 12/15/2023	2,688,000	2,677,920
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(a)	634,000	652,227
Taseko Mines Ltd.
7.00%, 2/15/2026(a)	2,170,000	2,161,863
		14,362,385
Colombia - 0.1%
Millicom International Cellular SA
4.50%, 4/27/2031(a)	300,000	318,000

Germany - 3.6%
Cheplapharm Arzneimittel GmbH
5.50%, 1/15/2028(a)	2,140,000	2,201,525
IHO Verwaltungs GmbH
4.75%, (4.75% Cash or 5.50% PIK), 9/15/2026(a)(b)	3,730,000	3,860,550
6.00%, (6.00% Cash or 6.75% PIK), 5/15/2027(a)(b)	1,280,244	1,359,062
Mercer International, Inc.
5.13%, 2/1/2029(a)	1,395,000	1,419,413
		8,840,550
Mexico - 1.0%
Mexico Remittances Funding Fiduciary Estate Management Sarl
4.88%, 1/15/2028(a)	2,510,000	2,565,220

Poland - 0.1%
CANPACK SA
3.13%, 11/1/2025(a)	200,000	203,250
2.38%, 11/1/2027(a)	112,000	139,825
		343,075
Singapore - 0.4%
Avation Capital SA
6.50%, 5/15/2021(a)	1,216,000	893,760

United Kingdom - 1.6%
EnQuest plc
7.00%, 10/15/2023(b)(c)	5,247,885	3,935,914

United States - 72.9%
ACCO Brands Corp.
5.25%, 12/15/2024(a)	3,948,000	4,056,570
Adient US LLC
9.00%, 4/15/2025(a)	439,000	491,131
AMN Healthcare, Inc.
4.63%, 10/1/2027(a)	1,036,000	1,076,145
4.00%, 4/15/2029(a)	1,609,000	1,643,191
Antero Midstream Partners LP
7.88%, 5/15/2026(a)	615,000	658,127
Antero Resources Corp.
5.63%, 6/1/2023	6,341,000	6,269,664
8.38%, 7/15/2026(a)	932,000	983,458
Aramark Services, Inc.
5.00%, 4/1/2025(a)	623,000	639,946
6.38%, 5/1/2025(a)	1,163,000	1,236,385
4.75%, 6/1/2026	1,556,000	1,589,065
5.00%, 2/1/2028(a)	57,000	59,428
B&G Foods, Inc.
5.25%, 4/1/2025	1,152,000	1,183,104
Ball Corp.
5.00%, 3/15/2022	1,163,000	1,214,405
Boyd Gaming Corp.
8.63%, 6/1/2025(a)	726,000	802,230
4.75%, 12/1/2027	872,000	893,647
BWX Technologies, Inc.
5.38%, 7/15/2026(a)	168,000	173,734
4.13%, 6/30/2028(a)	1,000,000	1,045,000
California Resources Corp.
7.13%, 2/1/2026(a)	155,000	153,644
Carnival Corp.
11.50%, 4/1/2023(a)	1,156,000	1,311,586
Centene Corp.
5.38%, 6/1/2026(a)	400,000	418,380
5.38%, 8/15/2026(a)	279,000	292,601
4.25%, 12/15/2027	2,641,000	2,793,874
4.63%, 12/15/2029	1,228,000	1,361,490
3.38%, 2/15/2030	190,000	199,025
Charles River Laboratories International, Inc.
5.50%, 4/1/2026(a)	306,000	319,387
4.25%, 5/1/2028(a)	632,000	665,180
Cinemark USA, Inc.
8.75%, 5/1/2025(a)	1,127,000	1,210,454
CITGO Petroleum Corp.
6.25%, 8/15/2022(a)	2,403,000	2,397,233
7.00%, 6/15/2025(a)	3,435,000	3,481,544
Clearwater Paper Corp.
4.75%, 8/15/2028(a)	305,000	315,583
CommScope, Inc.

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
January 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
5.50%, 3/1/2024(a)	2,250,000	2,308,804
Conagra Brands, Inc.
9.75%, 3/1/2021	2,345,000	2,360,561
Crestwood Midstream Partners LP
6.25%, 4/1/2023(d)	873,000	877,452
6.00%, 2/1/2029(a)	1,868,000	1,799,510
Crown Americas LLC
4.50%, 1/15/2023	3,692,000	3,871,985
4.75%, 2/1/2026	1,844,000	1,913,242
Dana, Inc.
5.38%, 11/15/2027	1,255,000	1,320,887
DaVita, Inc.
4.63%, 6/1/2030(a)	580,000	609,185
3.75%, 2/15/2031(a)	1,529,000	1,516,577
DCP Midstream Operating LP
4.75%, 9/30/2021(a)	5,186,000	5,250,825
Dell International LLC
7.13%, 6/15/2024(a)	4,740,000	4,922,964
Delta Air Lines, Inc.
4.50%, 10/20/2025(a)	1,122,845	1,199,920
7.38%, 1/15/2026	1,528,000	1,755,408
Energizer Holdings, Inc.
4.75%, 6/15/2028(a)	8,000	8,338
4.38%, 3/31/2029(a)	63,000	64,417
EW Scripps Co. (The)
5.13%, 5/15/2025(a)	1,578,000	1,609,560
Fair Isaac Corp.
4.00%, 6/15/2028(a)	1,669,000	1,721,073
FirstCash, Inc.
4.63%, 9/1/2028(a)	1,521,000	1,576,593
Ford Motor Co.
8.50%, 4/21/2023	1,169,000	1,309,864
Ford Motor Credit Co. LLC
5.88%, 8/2/2021	2,260,000	2,302,375
Frontier Communications Corp.
5.88%, 10/15/2027(a)	914,000	982,276
6.75%, 5/1/2029(a)	308,000	323,500
GameStop Corp.
10.00%, 3/15/2023(a)	1,342,000	1,401,551
Genesis Energy LP
8.00%, 1/15/2027	155,000	147,296
G-III Apparel Group Ltd.
7.88%, 8/15/2025(a)	1,821,000	1,993,995
GLP Capital LP
REIT, 5.25%, 6/1/2025	3,627,000	4,110,624
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	1,240,000	1,289,600
HCA, Inc.
5.88%, 5/1/2023	1,470,000	1,604,138
3.50%, 9/1/2030	607,000	630,436
Hill-Rom Holdings, Inc.
5.00%, 2/15/2025(a)	2,720,000	2,798,200
4.38%, 9/15/2027(a)	306,000	317,858
Howard Hughes Corp. (The)
4.38%, 2/1/2031(a)	62,000	61,870
Interface, Inc.
5.50%, 12/1/2028(a)	1,294,000	1,368,405
International Game Technology plc
5.25%, 1/15/2029(a)	967,000	1,032,273
IQVIA, Inc.
5.00%, 10/15/2026(a)	800,000	831,000
5.00%, 5/15/2027(a)	1,075,000	1,131,844
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030(a)	1,303,000	1,381,180
REIT, 4.50%, 2/15/2031(a)	940,000	961,225
J2 Global, Inc.
4.63%, 10/15/2030(a)	1,827,000	1,909,215
JBS USA LUX SA
6.75%, 2/15/2028(a)	1,993,000	2,199,774
Kaiser Aluminum Corp.
6.50%, 5/1/2025(a)	292,000	311,710
4.63%, 3/1/2028(a)	1,312,000	1,353,354
Koppers, Inc.
6.00%, 2/15/2025(a)	1,389,000	1,427,198
Lamb Weston Holdings, Inc.
4.63%, 11/1/2024(a)	1,939,000	2,020,050
4.88%, 11/1/2026(a)	388,000	402,550
4.88%, 5/15/2028(a)	581,000	643,283
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	589,000	603,554
3.75%, 7/15/2029(a)	24,000	24,132
Lumen Technologies, Inc.
Series S, 6.45%, 6/15/2021	1,984,000	2,016,240
Macy’s Retail Holdings LLC
3.88%, 1/15/2022	933,000	932,244
3.63%, 6/1/2024	1,321,000	1,284,673
Meredith Corp.
6.88%, 2/1/2026	3,382,000	3,419,709
MGIC Investment Corp.
5.75%, 8/15/2023	470,000	508,775
5.25%, 8/15/2028	612,000	654,840
Mileage Plus Holdings LLC
6.50%, 6/20/2027(a)	592,428	647,968
Moog, Inc.
4.25%, 12/15/2027(a)	155,000	160,813
NortonLifeLock, Inc.
3.95%, 6/15/2022	459,000	467,033
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)	1,021,000	1,044,074
5.88%, 9/30/2027(a)	638,000	678,960
Post Holdings, Inc.
4.63%, 4/15/2030(a)	1,826,000	1,892,594
Powdr Corp.
6.00%, 8/1/2025(a)	152,000	159,220
Qwest Corp.
6.75%, 12/1/2021	3,947,000	4,136,061
Radian Group, Inc.
4.50%, 10/1/2024	645,000	675,638
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(a)	1,163,000	1,311,283
RP Escrow Issuer LLC
5.25%, 12/15/2025(a)	620,000	643,250
SBA Communications Corp.
REIT, 4.88%, 9/1/2024	2,928,000	3,005,914

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
January 31, 2021 (unaudited)

Investments	Principal Amount ($)	Value ($)
REIT, 3.88%, 2/15/2027	609,000	635,985
REIT, 3.13%, 2/1/2029(a)	1,242,000	1,238,895
Scripps Escrow II, Inc.
5.38%, 1/15/2031(a)	2,452,000	2,476,520
Sealed Air Corp.
4.88%, 12/1/2022(a)	4,173,000	4,371,218
4.00%, 12/1/2027(a)	1,252,000	1,330,250
SEG Holding LLC
5.63%, 10/15/2028(a)	3,198,000	3,409,068
Sensata Technologies, Inc.
3.75%, 2/15/2031(a)	1,221,000	1,253,100
Shea Homes LP
4.75%, 2/15/2028(a)	1,668,000	1,709,700
Silversea Cruise Finance Ltd.
7.25%, 2/1/2025(a)	1,488,000	1,536,360
Spectrum Brands, Inc.
5.75%, 7/15/2025	2,968,000	3,059,414
Sprint Communications, Inc.
6.00%, 11/15/2022	1,026,000	1,102,488
Taylor Morrison Communities, Inc.
5.88%, 4/15/2023(a)	3,228,000	3,420,340
5.75%, 1/15/2028(a)	918,000	1,035,045
Teleflex, Inc.
4.63%, 11/15/2027	1,005,000	1,062,657
4.25%, 6/1/2028(a)	58,000	60,961
T-Mobile USA, Inc.
6.00%, 4/15/2024	973,000	983,684
United Airlines Pass-Through Trust
Series 2020-1, Class B, 4.88%, 1/15/2026	321,000	327,420
Series 2020-1, Class A, 5.88%, 10/15/2027	759,192	847,952
United Natural Foods, Inc.
6.75%, 10/15/2028(a)	1,530,000	1,617,975
Valvoline, Inc.
3.63%, 6/15/2031(a)	2,555,000	2,564,581
VICI Properties LP
REIT, 4.25%, 12/1/2026(a)	245,000	253,416
REIT, 3.75%, 2/15/2027(a)	305,000	309,956
REIT, 4.13%, 8/15/2030(a)	305,000	317,392
WESCO Distribution, Inc.
7.13%, 6/15/2025(a)	1,542,000	1,677,843
7.25%, 6/15/2028(a)	1,850,000	2,078,225
Western Digital Corp.
4.75%, 2/15/2026	1,850,000	2,047,340
White Cap Parent LLC
8.25%, 3/15/2026(a)(b)	310,000	313,488
WW International, Inc.
8.63%, 12/1/2025(a)	3,520,000	3,664,918
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028(a)	1,222,000	1,234,220
Yum! Brands, Inc.
7.75%, 4/1/2025(a)	797,000	874,795
		180,951,337
TOTAL CORPORATE BONDS (COST $206,416,337)		213,983,009

Investments	Shares	Value ($)
COMMON STOCKS - 6.9%

United States - 6.9%
Southeastern Grocers, Inc.*‡(e) (Cost $7,050,606)	1,002,366	17,086,331

Investments	Principal Amount ($)	Value ($)
LOAN ASSIGNMENTS - 2.9%

United States - 2.9%
BJ’s Wholesale Club, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.00%), 2.13%, 2/3/2024(f)	1,906,987	1,907,788
Osum Production Corp., 1st Lien Term Loan B-EXT
(ICE LIBOR USD 3 Month + 7.50%), 8.50%, 7/31/2022‡(f)	5,332,313	5,199,006
		7,106,794
TOTAL LOAN ASSIGNMENTS (COST $7,161,567)		7,106,794

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 4.8%

COMMERCIAL PAPER - 4.8%
CenterPoint Energy, Inc.
0.11%, 2/1/2021(g)	2,657,000	2,656,974
Entergy Corp.
0.12%, 2/1/2021(a)(g)	2,491,000	2,490,978
General Motors Financial Co., Inc.
0.30%, 2/1/2021(g)	3,222,000	3,221,913
Hitachi International Treasury Ltd.
0.11%, 2/1/2021(g)	1,963,000	1,962,979
Mitsui & Co. USA, Inc.
0.14%, 2/1/2021(g)	1,661,000	1,660,980
TOTAL COMMERCIAL PAPER (Cost $11,994,000)		11,993,824

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(h)
JP Morgan U.S. Government Money Market Fund, Agency Shares 0.01% (i) (Cost $629)	629	629

TOTAL SHORT-TERM INVESTMENTS (Cost $11,994,629)		11,994,453

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
January 31, 2021 (unaudited)

Investments	Shares	Value ($)
Total Investments - 100.8% (Cost $232,623,139)		250,170,587
Liabilities in excess of other assets - (0.8)%		(1,906,998)
Net Assets - 100.0%		248,263,589

*	Non-income producing security.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2021 amounted to $142,820,129, which represents approximately 57.53% of net assets of the Fund.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of January 31, 2021.
(e)	Security fair valued as of January 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at January 31, 2021 amounted to $17,086,331, which represents approximately 6.88% of net assets of the Fund.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of January 31, 2021.
(g)	The rate shown was the current yield as of January 31, 2021.
(h)	Represents less than 0.05% of net assets.
(i)	Represents 7-day effective yield as of January 31, 2021.

Forward Foreign Currency Exchange Contracts outstanding as of January 31, 2021
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	129,380	EUR	110,000	JPMorgan Chase Bank	3/17/2021	$(4,239)
Net unrealized depreciation						$(4,239)

Abbreviations
EUR	Euro
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
USD	United States Dollar

See Notes to Schedule of Investments.	(Continued)

First Eagle High Income Fund
Schedule of Investments
January 31, 2021 (unaudited)

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Aerospace & Defense	0.6%
Airlines	2.4
Auto Components	2.8
Automobiles	0.5
Chemicals	2.3
Commercial Services & Supplies	4.1
Communications Equipment	0.9
Consumer Finance	1.9
Containers & Packaging	5.3
Diversified Consumer Services	1.5
Diversified Financial Services	1.0
Diversified Telecommunication Services	3.3
Electronic Equipment, Instruments & Components	0.5
Energy Equipment & Services	1.1
Entertainment	0.5
Equity Real Estate Investment Trusts (REITs)	4.9
Food & Staples Retailing	8.9
Food Products	6.1
Health Care Equipment & Supplies	1.7
Health Care Providers & Services	4.1
Health Care Technology	0.8
Hotels, Restaurants & Leisure	3.7
Household Durables	2.5
Household Products	1.6
Life Sciences Tools & Services	0.4
Media	3.0
Metals & Mining	2.4
Multiline Retail	0.9
Oil, Gas & Consumable Fuels	12.7
Paper & Forest Products	0.7
Pharmaceuticals	0.9
Professional Services	1.1
Real Estate Management & Development	0.0 *
Retail - Consumer Staples	0.8
Software	2.6
Specialty Retail	0.7
Technology Hardware, Storage & Peripherals	2.8
Textiles, Apparel & Luxury Goods	0.8
Thrifts & Mortgage Finance	0.7
Trading Companies & Distributors	1.5
Wireless Telecommunication Services	1.0
Short-Term Investments	4.8
Total Investments	100.8%

* Less than 0.05%

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
January 31, 2021 (unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	108,280	9,693,225

Beverages - 5.9%
Diageo plc (United Kingdom)	199,652	8,015,467
PepsiCo, Inc.	174,249	23,797,186
		31,812,653
Capital Markets - 1.1%
S&P Global, Inc.	17,619	5,585,223

Chemicals - 3.1%
Linde plc (United Kingdom)	23,269	5,710,213
Sherwin-Williams Co. (The)	15,855	10,968,489
		16,678,702
Electronic Equipment, Instruments & Components - 3.2%
TE Connectivity Ltd.	140,752	16,946,541

Food Products - 2.5%
Nestle SA (Registered) (Switzerland)	121,034	13,567,498

Health Care Equipment & Supplies - 7.3%
Becton Dickinson and Co.	53,089	13,898,169
Medtronic plc	226,999	25,271,799
		39,169,968
Health Care Providers & Services - 6.7%
UnitedHealth Group, Inc.	107,250	35,776,455

Hotels, Restaurants & Leisure - 2.0%
Starbucks Corp.	111,909	10,833,910

Household Products - 4.3%
Colgate-Palmolive Co.	294,487	22,969,986

Interactive Media & Services - 13.2%
Alphabet, Inc., Class A*	20,259	37,020,486
Facebook, Inc., Class A*	129,632	33,487,835
		70,508,321
Internet & Direct Marketing Retail - 0.7%
Booking Holdings, Inc.*	1,800	3,499,794

IT Services - 3.4%
Accenture plc, Class A	15,717	3,802,257
Visa, Inc., Class A	74,904	14,475,198
		18,277,455
Media - 6.4%
Comcast Corp., Class A	690,093	34,207,910

Personal Products - 2.2%
Unilever plc (United Kingdom)	204,865	11,908,607

Semiconductors & Semiconductor Equipment - 17.4%
Analog Devices, Inc.	173,884	25,618,330
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	358,138	43,520,930
Texas Instruments, Inc.	144,406	23,926,630
		93,065,890
Software - 10.0%
Microsoft Corp.	53,878	12,497,541
Oracle Corp.	512,543	30,972,973
salesforce.com, Inc.*	45,673	10,302,002
		53,772,516
Specialty Retail - 7.5%
Home Depot, Inc. (The)	43,467	11,771,733
Ross Stores, Inc.	256,167	28,508,825
		40,280,558
TOTAL COMMON STOCKS (Cost $474,545,412)		528,555,212

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 1.6%

COMMERCIAL PAPER - 1.6%
CenterPoint Energy, Inc.
0.11%, 2/1/2021(a)	1,884,000	1,883,982
Entergy Corp.
0.12%, 2/1/2021(a)(b)	1,766,000	1,765,984
General Motors Financial Co., Inc.
0.30%, 2/1/2021(a)	2,284,000	2,283,938
Hitachi International Treasury Ltd. (Japan)
0.11%, 2/1/2021(a)	1,392,000	1,391,985
Mitsui & Co. USA, Inc.
0.14%, 2/1/2021(a)	1,177,000	1,176,986
TOTAL COMMERCIAL PAPER (Cost $8,503,000)		8,502,875

Investments	Shares	Value ($)
INVESTMENT COMPANIES - 0.0%(c)
JP Morgan U.S. Government Money Market Fund, Agency Shares, 0.01%(d)
(Cost $1,311)	1,311	1,311

TOTAL SHORT-TERM INVESTMENTS (Cost $8,504,311)		8,504,186

Total Investments - 100.3% (Cost $483,049,723)		537,059,398
Liabilities in excess of other assets - (0.3%)		(1,539,736)
Net Assets - 100.0%		535,519,662

*	Non-income producing security.

See Notes to Schedule of Investments.	(Continued)

First Eagle Fund of America
Schedule of Investments
January 31, 2021 (unaudited)

(a)	The rate shown was the current yield as of January 31, 2021.
(b)	Securities exempt from registration under Rule 144A or section 4(a)2 of the Securities Act of 1933. Total value of all such securities at January 31, 2021 amounted to $1,765,984, which represents approximately 0.33% of net assets of the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of January 31, 2021.

Abbreviations
ADR	American Depositary Receipt

Industry Diversification for Portfolio Holdings	Percent of Net Assets
Air Freight & Logistics	1.8%
Beverages	5.9
Capital Markets	1.1
Chemicals	3.1
Electronic Equipment, Instruments & Components	3.2
Food Products	2.5
Health Care Equipment & Supplies	7.3
Health Care Providers & Services	6.7
Hotels, Restaurants & Leisure	2.0
Household Products	4.3
Interactive Media & Services	13.2
Internet & Direct Marketing Retail	0.7
IT Services	3.4
Media	6.4
Personal Products	2.2
Semiconductors & Semiconductor Equipment	17.4
Software	10.0
Specialty Retail	7.5
Short-Term Investments	1.6
Total Investments	100.3%

See Notes to Schedule of Investments.	(Continued)

FIRST EAGLE FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (unaudited)

First Eagle Funds (the “Trust”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of seven separate portfolios, First Eagle Global Fund, First Eagle Overseas Fund, First Eagle U.S. Value Fund, First Eagle Gold Fund, First Eagle Global Income Builder Fund, First Eagle High Income Fund and First Eagle Fund of America (each individually a “Fund” or collectively the “Funds”). All the Funds are diversified mutual funds except for First Eagle Gold Fund and First Eagle Fund of America, which are non-diversified. The Trust is a Delaware statutory trust. The First Eagle Global Fund seeks long-term growth of capital by investing in a range of asset classes from markets in the United States and throughout the world. The First Eagle Overseas Fund seeks long-term growth of capital by investing primarily in equities issued by non-U.S. corporations. The First Eagle U.S. Value Fund seeks long-term growth of capital by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity and debt securities. The First Eagle Gold Fund seeks to provide investors the opportunity to participate in the investment characteristics of gold (and to a limited extent other precious metals) for a portion of their overall investment portfolio. The First Eagle Global Income Builder Fund seeks current income generation and long-term growth of capital. The First Eagle High Income Fund seeks to provide investors with a high level of current income. The First Eagle Fund of America seeks capital appreciation and current income by investing primarily in domestic stocks and, to a lesser extent, in debt and foreign equity instruments.

The Funds offer seven share classes, Class A shares, Class C shares, Class I shares, Class R3 shares, Class R4 shares, Class R5 shares and Class R6 shares. Additionally, First Eagle Fund of America also offers Class Y shares.

Class Y shares on First Eagle Fund of America are closed to new investors, subject to certain limited exceptions. Additional information can be found in the Fund’s prospectus.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of First Eagle Holdings, Inc. (“First Eagle Holdings”), manages the Funds. A controlling interest in First Eagle Holdings is owned by BCP CC Holdings L.P., a Delaware limited partnership (“BCP CC Holdings”). BCP CC Holdings GP L.L.C., a Delaware limited liability company (“BCP CC Holdings GP”), is the general partner of BCP CC Holdings and has two managing members, Blackstone Capital Partners VI L.P. (“BCP VI”) and Corsair IV Financial Services Capital Partners L.P. (“Corsair IV”). BCP VI and Corsair IV are indirectly controlled by The Blackstone Group, Inc. (“Blackstone”) and Corsair Capital LLC (“Corsair”), respectively. Investment vehicles indirectly controlled by Blackstone and Corsair and certain co-investors own a majority economic interest in First Eagle Holdings and the Adviser through BCP CC Holdings.

The following is a summary of significant accounting policies that are adhered to by the Funds. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946—Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”).

a)  Investments in Subsidiaries — The First Eagle Global Fund (the “Global Fund”), First Eagle Overseas Fund (the “Overseas Fund”), First Eagle U.S. Value Fund (the “U.S. Value Fund”), and First Eagle Gold Fund (the “Gold Fund”) may invest in certain precious metals through their investment in the First Eagle Global Cayman Fund, Ltd., First Eagle Overseas Cayman Fund, Ltd., First Eagle U.S. Value Cayman Fund, Ltd., and First Eagle Gold Cayman Fund, Ltd., respectively, each a wholly owned subsidiary (each referred to herein as a “Subsidiary” or collectively “the Subsidiaries”). Each Fund may invest up to 25% of its total assets in shares of its respective Subsidiary. Each Subsidiary has the ability to invest in commodities and securities consistent with the investment objective of its respective Fund. Substantially all of each Subsidiary’s assets represent physical gold bullion, and First Eagle Gold Cayman Fund, Ltd. also holds physical silver. Trading in bullion directly by the Funds presents the risk of tax consequences (e.g., a change in the Funds’ tax status subjecting the Funds to be taxed at the Fund level on all of their income if the Funds’ “non-qualifying income” exceeds 10% of the Funds’ gross income in any taxable year). Trading in bullion by the Subsidiaries generally does not present the same tax risks.

The First Eagle Global Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Global Fund and the First Eagle Global Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2021, the First Eagle Global Cayman Fund, Ltd. has $ $4,690,283,936 in net assets, representing 10.44% of the Global Fund’s net assets.

The First Eagle Overseas Cayman Fund, Ltd., established on October 18, 2013, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Overseas Fund and the First Eagle Overseas Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2021, the First Eagle Overseas Cayman Fund, Ltd. has $1,173,984,656 in net assets, representing 8.21% of the Overseas Fund’s net assets.

The First Eagle U.S. Value Cayman Fund, Ltd., established on January 24, 2012, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle U.S. Value Fund and the First Eagle U.S. Value Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2021, the First Eagle U.S. Value Cayman Fund, Ltd. has $135,562,746 in net assets, representing 11.75% of the U.S. Value Fund’s net assets.

The First Eagle Gold Cayman Fund, Ltd., established on May 28, 2010, is an exempted company under the laws of the Cayman Islands. The consolidated financial statements include the accounts of the First Eagle Gold Fund and the First Eagle Gold Cayman Fund, Ltd. All intercompany transactions and balances have been eliminated. As of January 31, 2021, the First Eagle Gold Cayman Fund, Ltd. has $581,674,461 in net assets, representing 24.64% of the Gold Fund’s net assets.

b)  Investment Valuation — Each Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security (including an option or warrants), other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is generally valued at the price of the official close (last quoted sales price if an official closing price is not available) as of the local market close on the primary exchange. If there are no round lot sales on such date, such security will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security is traded on the NASDAQ in which case it is valued at the NASDAQ Official Closing Price. Such prices are provided by approved pricing vendors or other independent pricing sources.

All bonds, whether listed on an exchange or traded in the over-counter-market for which market quotations are readily available are generally priced at the evaluated bid price provided by an approved pricing service as of the close of the NYSE (normally 4:00 p.m. Eastern Time), or dealers in the over-the-counter markets in the United States or abroad. Pricing services and broker-dealers use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. The Adviser’s Valuation Committee, at least annually, will review the pricing service’s inputs, methods, models and assumptions for its evaluated prices. Short term debt maturing in 60 days or less is valued at evaluated bid prices.

Commodities (such as physical metals) are valued at a calculated evaluated mean price, as provided by an independent price source as of the close of the NYSE.

Forward foreign currency exchange contracts are valued at the current cost of covering or offsetting such contracts, by reference to forward currency rates at the time the NYSE closes, as provided by an independent pricing source.

The spot exchange rates, as provided by an independent price source as of the close of the NYSE, are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the official close on the primary exchange or market on which they are traded. In the absence of such a quotation, a security may be valued at the last quoted sales price on the most active exchange or market as determined by the independent pricing agent. The Funds use pricing services to identify the market prices of publicly traded securities in their portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding or have been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values.

Additionally, trading of foreign equity securities on most foreign markets is completed before the close in trading in the U.S. markets. The Funds have implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. The fair value pricing utilizes factors provided by an independent pricing service. The values assigned to a Fund’s holdings therefore may differ on occasion from reported market values, especially during periods of higher market price volatility. The Board and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Funds than relying solely on reported market values.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Funds as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Funds are determined in good faith under the supervision and responsibility of the Board. The Board Valuation and Liquidity Committee (the “Committee”) oversees the execution of the valuation and liquidity procedures for the Funds.

The following is a summary of the Funds’ inputs used to value the Funds’ investments as of January 31, 2021:

First Eagle Global Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$21,020,458,187	$13,792,586,798 (a)	$–		$34,813,044,985
Corporate Bond	–	–	5,590,007	(b)	5,590,007
Commodities *	–	5,252,160,615	–		5,252,160,615
Foreign Government Securities	–	636,982,746	–		636,982,746
Short-Term Investments	5,972,854	4,080,926,356	–		4,086,899,210
Warrants	4,150,695	–	–		4,150,695
Forward Foreign Currency Exchange Contracts**	–	612,567	–		612,567
Total	$21,030,581,736	$23,763,269,082	$5,590,007		$44,799,440,825

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(6,621,524)	$–		$(6,621,524)
Total	$–	$(6,621,524)	$–		$(6,621,524)

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2021 was as follows:

Corporate Bonds
Beginning Balance —market value	$5,549,005
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	10,524
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	30,478
Ending Balance — market value	$5,590,007
Change in unrealized gains or (losses) relating to assets still held at reporting date	$30,478

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Overseas Fund

Description	Level 1	Level 2	Level 3‡	Total
Assets:†
Common Stocks	$2,236,147,495	$8,095,327,793 (a)	$14,898,466	$10,346,373,754
Commodities *	–	1,541,826,189	–	1,541,826,189
Foreign Government Securities	–	320,803,881	–	320,803,881
Short-Term Investments	5,753,161	2,071,910,818	–	2,077,663,979
Warrants	1,818,363	–	–	1,818,363
Forward Foreign Currency Exchange Contracts**	–	326,941	–	326,941
Total	$2,243,719,019	$12,030,195,622	$14,898,466	$14,288,813,107

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(3,277,431)	$–	$(3,277,431)
Total	$–	$(3,277,431)	$–	$(3,277,431)

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2021 was as follows:

Common Stocks
Beginning Balance —market value	$8,129,690
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	—
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	6,768,776
Ending Balance — market value	$14,898,466
Change in unrealized gains or (losses) relating to assets still held at reporting date	$6,768,776

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle U.S. Value Fund

Description	Level 1	Level 2		Level 3‡		Total
Assets:†
Common Stocks	$889,470,735	$4,492,100	(a)	$–		$893,962,835
Corporate Bonds	–	18,962,301		613,500	(b)	19,575,801
Commodities *	–	135,568,926		–		135,568,926
Master Limited Partnerships	16,445,126	–		–		16,445,126
Short-Term Investments	20,165	90,246,381		–		90,266,546
Total	$905,936,026	$249,269,708		$613,500		$1,155,819,234

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

Fair Value Level 3 activity for the three-month period ended January 31, 2021 was as follows:

Corporate Bonds
Beginning Balance —market value	$609,000
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	3,291
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	1,209
Ending Balance — market value	$613,500
Change in unrealized gains or (losses) relating to assets still held at reporting date	$1,209

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Gold Fund

Description	Level 1	Level 2		Level 3	Total
Assets:†
Common Stocks	$1,303,206,429	$143,873,602	(a)	$–	$1,447,080,031
Commodities *	–	581,734,986		–	581,734,986
Rights	5,263,464	–		–	5,263,464
Short-Term Investments	11,375	320,705,505		–	320,716,880
Total	$1,308,481,268	$1,046,314,093		$–	$2,354,795,361

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

† See Consolidated Schedule of Investments for additional detailed categorizations.

* Represents gold and silver bullion.

First Eagle Global Income Builder Fund

Description	Level 1	Level 2		Level 3‡		Total
Assets:†
Common Stocks	$345,162,894	$429,517,312	(a)	$–		$774,680,206
Convertible Preferred Stocks	2,888,000	–		–		2,888,000
Corporate Bonds	–	189,149,513		–		189,149,513
Closed End Funds	–	10,244,132	(a)	–		10,244,132
Commodities *	–	106,544,816		–		106,544,816
Foreign Government Securities	–	5,588,266		–		5,588,266
Loan Assignments	–	–		4,169,495	(b)	4,169,495
Master Limited Partnerships	21,137,559	–		–		21,137,559
Preferred Stocks	17,353,311	–		–		17,353,311
Short-Term Investments	2,015	29,915,563		–		29,917,578
U.S. Treasury Obligations	–	79,824,466		–		79,824,466
Warrants	127,308	–		–		127,308
Forward Foreign Currency Exchange Contracts**	–	21,577		–		21,577
Total	$386,671,087	$850,805,645		$4,169,495		$1,241,646,227

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(248,593)		$–		$(248,593)
Written Options	(957,456)	–		–		(957,456)
Total	$(957,456)	$(248,593)		$–		$(1,206,049)

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

(b) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Consolidated Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

* Represents gold bullion.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2021 was as follows:

Loan Assignments
Beginning Balance —market value	$3,763,237
Purchases(1)	—
Sales(2)	—
Transfer In — Level 3	—
Transfer Out — Level 3	—
Accrued discounts/ (premiums)	5,657
Realized Gains (Losses)	—
Change in Unrealized Appreciation (Depreciation)	400,601
Ending Balance — market value	$4,169,495
Change in unrealized gains or (losses) relating to assets still held at reporting date	$400,601

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle High Income Fund

Description	Level 1	Level 2	Level 3‡		Total
Assets:†
Common Stocks	$–	$–	$17,086,331		$17,086,331
Corporate Bonds	–	213,983,009	–		213,983,009
Loan Assignments	–	1,907,788	5,199,006	(a)	7,106,794
Short-Term Investments	629	11,993,824	–		11,994,453
Total	$629	$227,884,621	$22,285,337		$250,170,587

Liabilities:
Forward Foreign Currency Exchange Contracts**	$–	$(4,239)	$–		$(4,239)
Total	$–	$(4,239)	$–		$(4,239)

(a) These investments are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note (b).

† See Schedule of Investments for additional detailed categorizations.

‡ Value determined using significant unobservable inputs.

** Forward Foreign Currency Exchange Contracts are valued at net unrealized appreciation (depreciation) on the contracts.

Fair Value Level 3 activity for the three-month period ended January 31, 2021 was as follows:

	Common Stocks	Loan Assignments	Total Value
Beginning Balance —market value	$16,460,676	$4,692,435	$21,153,111
Purchases(1)	—	—	—
Sales(2)	—	—	—
Transfer In — Level 3	—	—	—
Transfer Out — Level 3	—	—	—
Accrued discounts/ (premiums)	—	11,770	11,770
Realized Gains (Losses)	—	—	—
Change in Unrealized Appreciation (Depreciation)	625,655	494,801	1,120,456
Ending Balance — market value	$17,086,331	$5,199,006	$22,285,337
Change in unrealized gains or (losses) relating to assets still held at reporting date	$625,655	$494,801	$1,120,456

(1) Purchases include all purchases of securities and securities received in corporate actions.

(2) Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

First Eagle Fund of America

Description	Level 1	Level 2		Level 3	Total
Assets:†
Common Stocks	$506,972,247	$21,582,965	(a)	$–	$528,555,212
Short-Term Investments	1,311	8,502,875		–	8,504,186
Total	$506,973,558	$30,085,840		$–	$537,059,398

(a) The Fund has implemented fair value pricing on a daily basis for all foreign securities, as available, to account for the market movement between the close of the foreign market and the close of the NYSE. See Note (b) for additional details.

† See Schedule of Investments for additional detailed categorizations.

c)  Forward Foreign Currency Exchange Contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, each Fund may enter into forward foreign currency exchange contracts. The First Eagle Global Fund, First Eagle Overseas Fund, First Eagle Global Income Builder Fund and First Eagle High Income Fund enter into forward foreign currency exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. The Funds’ currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward foreign currency exchange contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of different countries that the Funds invest in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. Each Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

Funds investing in forward foreign currency exchange contracts are exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s portfolio. For the period ended January 31, 2021, the average monthly outstanding currency purchased or sold in U.S. dollars for forward foreign currency exchange contracts held by the Funds were as follows:

	FIRST EAGLE GLOBAL FUND	FIRST EAGLE OVERSEAS FUND	FIRST EAGLE GLOBAL INCOME BUILDER FUND	FIRST EAGLE HIGH INCOME FUND
Forward Foreign Currency Exchange Contracts:
Average Settlement Value — Purchased	$109,527,398	$57,999,459	$1,110,299	$-
Average Settlement Value — Sold	655,931,408	326,831,594	22,573,936	129,380

The Funds adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

In order to better define its contractual rights and to secure rights that may help the Funds mitigate counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives and forward foreign currency exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. With respect to certain counterparties, in accordance with the terms of the ISDA Master Agreement, the Funds may be required to post or receive collateral in the form of cash or debt securities issued by the U.S. Government or related agencies. Daily movement of cash collateral is subject to minimum threshold amounts. Cash collateral that has been pledged to cover obligations of a Fund, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments. Collateral received by the Funds is held in a segregated account at the Funds’ custodian bank. These amounts are not reflected on the Funds’ Statements of Assets and Liabilities and are disclosed in the table below. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

At January 31, 2021, the Funds had the following forward foreign currency exchange contracts grouped into appropriate risk categories illustrated below:

First Eagle Global Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$612,567	$6,621,524	$(14,210,589)	$(8,173,847)

First Eagle Overseas Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$326,941	$3,277,431	$(6,585,878)	$(4,057,640)

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$21,577	$248,593	$(420,244)	$(333,333)

First Eagle High Income Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Foreign currency	$–	$4,239	$–	$(5,097)

The following tables present each Fund’s gross derivative assets and liabilities by counterparty net of amounts available for offset under netting arrangements and any related collateral received or pledged by each Fund as of January 31, 2021:

First Eagle Global Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$263,092	$–	$(263,092)	$–
JPMorgan Chase Bank	349,475	(157,780)	(191,695)	–
	$612,567	$(157,780)	$(454,787)	$–

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
HSBC Bank plc	$3,906,598	$–	$–	$3,906,598
JPMorgan Chase Bank	157,780	(157,780)	–	–
UBS AG	2,557,146	–	–	2,557,146
	$6,621,524	$(157,780)	$–	$6,463,744

First Eagle Overseas Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$142,080	$–	$(142,080)	$–
JPMorgan Chase Bank	184,861	(82,829)	(102,032)	–
	$326,941	$(82,829)	$(244,112)	$–

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
HSBC Bank plc	$1,885,599	$–	$–	$1,885,599
JPMorgan Chase Bank	82,829	(82,829)	–	–
UBS AG	1,309,003	–	–	1,309,003
	$3,277,431	$(82,829)	$–	$3,194,602

First Eagle Global Income Builder Fund

Counterparty	Gross Amount of Assets Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Received*	Net Amount (Not Less Than $0)
Goldman Sachs	$10,149	$–	$–	$10,149
JPMorgan Chase Bank	11,428	(11,428)	–	–
	$21,577	$(11,428)	$–	$10,149

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
HSBC Bank plc	$123,331	$–	$–	$123,331
JPMorgan Chase Bank	29,169	(11,428)	–	17,741
UBS AG	96,093	–	–	96,093
	$248,593	$(11,428)	$–	$237,165

First Eagle High Income Fund

Counterparty	Gross Amount of Liabilities Presented in the Statement of Assets and Liabilities	Derivatives Available for Offset	Collateral Pledged*	Net Amount (Not Less Than $0)
JPMorgan Chase Bank	4,239	–	–	4,239
	$4,239	$–	$–	$4,239

*The actual collateral received/pledged may be more than the amount reported due to over collateralization.

d)  Options — In order to seek to produce incremental earnings or protect against declines in the value of portfolio securities, each Fund may write “covered” call options on portfolio securities. The Funds may also use options for speculative purposes, although they generally do not employ options for this purpose.

Options contracts are valued daily based upon the official closing price on the relevant exchange on which the option is traded. If there is no official closing price, the mean between the last bid and asked prices may be used. When an option is exercised, the proceeds on the sale of a written call option are adjusted by the amount of premium received or paid. When a written option expires, the Funds will realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds will realize a gain (or loss, if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated.

A Fund may be required to segregate or earmark assets to cover its obligations under option contracts. In general, a call option is covered if the Funds hold, on a share-for-share basis, either the underlying shares or a call on the same security as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written (or greater than the exercise price of the call written if the difference is maintained by the Funds in cash, Treasury bills or other high grade short-term obligations earmarked with its custodian). One reason for writing options is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Another reason for writing options is to hedge against a moderate decline in the value of securities owned by the Funds in the case of a call option. If an increase occurs in the underlying security or stock index sufficient to result in the exercise of a call written by the Funds, it may be required to deliver securities or cash and may thereby forego some or all of the gain that otherwise may have been realized on the securities underlying the call option. This “opportunity cost” may be partially or wholly offset by the premium received for the covered call written by the Funds. The risk in writing a covered call option is that the Funds give up the opportunity for profit if the market price of the underlying security increases and the option is exercised. The Funds also have the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

The Funds may also write over-the-counter options where the completion of the obligation is dependent upon the credit standing of the counterparty.

As of January 31, 2021, portfolio securities valued at $81,829,920 were earmarked to cover collateral requirements for written options for First Eagle Global Income Builder Fund.

For the period ended January 31, 2021, the average monthly number of contracts outstanding for written options and purchased options held by the Funds were as follows:

	First Eagle Global Income Builder Fund	First Eagle Fund Of America
Options Contracts:
Average Number of Contracts - Purchased	-	11,787
Average Number of Contracts - Written	15,487	6,447

At January 31, 2021, the Funds had the following options grouped into appropriate risk categories illustrated below:

First Eagle Global Income Builder Fund

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity - Written options	$–	$957,456	$636,056	$(143,687)

First Eagle Fund of America

			Derivative Gain (Loss) Recognized in Income
Risk Type	Asset Derivative Fair Value	Liability Derivative Fair Value	Net realized Gains (Losses)	Change in Appreciation (Depreciation)
Equity - Written options	$–	$–	$(257,843)	$(746,245)
Equity - Purchased options	–	–	(3,933,449)	2,857,438